UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.6%)
Agency Adjustable Rate Mortgage (0.3%)
Federal National Mortgage Association, Conventional Pool
2.33%, 5/1/35	$506	$539

Agency Fixed Rate Mortgages (20.3%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41 — 11/1/42	2,780	2,873
6.00%, 8/1/37 — 5/1/38	304	340
6.50%, 9/1/32	32	36
7.50%, 5/1/35	95	111
8.00%, 8/1/32	58	71
8.50%, 8/1/31	73	90
May TBA:
3.50%, 5/1/44 (a)	420	421
4.00%, 5/1/44 (a)	1,260	1,303
Federal National Mortgage Association,
April TBA:
4.00%, 4/1/44 (a)	1,190	1,237
4.50%, 4/1/44 (a)	3,390	3,617
5.00%, 4/1/44 (a)	2,740	2,988
Conventional Pools:
3.50%, 12/1/42	2,538	2,530
4.00%, 11/1/41 — 7/1/43	2,880	3,000
4.50%, 8/1/40 — 7/1/41	1,302	1,392
5.00%, 7/1/40 — 5/1/41	2,946	3,217
6.00%, 12/1/38	760	847
6.50%, 11/1/27 — 10/1/38	115	127
7.00%, 6/1/29 — 2/1/33	56	60
7.50%, 8/1/37	168	199
8.00%, 4/1/33	126	151
8.50%, 10/1/32	117	144
9.50%, 4/1/30	32	37
May TBA:
3.50%, 5/1/44 (a)	3,509	3,518
Government National Mortgage Association,
April TBA:
3.50%, 4/20/44 (a)	2,062	2,105
4.50%, 4/20/44 (a)	2,340	2,523
Various Pools:
4.00%, 10/20/41	2,141	2,254
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		35,194
Asset-Backed Securities (1.4%)
Citigroup Mortgage Loan Trust, Inc.
5.53%, 11/25/34 (b)	170	180
CVS Pass-Through Trust,
6.04%, 12/10/28	288	325
8.35%, 7/10/31 (c)	182	235
Ford Credit Floorplan Master Owner Trust
1.86%, 2/15/17 (c)(d)	125	127
GSAA Home Equity Trust
4.49%, 6/25/34 (d)	154	167

Santander Drive Auto Receivables Trust
3.06%, 11/15/17	424	432
Specialty Underwriting & Residential Finance Trust
0.69%, 5/25/35 (d)	20	18
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	363	363
U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	527	551
		2,398
Collateralized Mortgage Obligations - Agency Collateral Series (3.4%)
Federal Home Loan Mortgage Corporation,
IO
0.66%, 1/25/21 (d)	6,281	204
IO REMIC
5.85%, 11/15/43 (d)	3,253	456
5.90%, 4/15/39 (d)	2,035	361
IO STRIPS
7.50%, 12/1/29	9	2
8.00%, 1/1/28	8	2
REMIC
3.50%, 12/15/42	636	570
Federal National Mortgage Association,
IO
6.24%, 9/25/20 (d)	4,870	1,140
IO REMIC
5.00%, 8/25/37	26	—	@
6.00%, 5/25/33 — 7/25/33	437	92
6.45%, 9/25/38 (d)	1,467	247
IO STRIPS
6.50%, 12/1/29 (d)	13	1
7.00%, 11/1/19 (d)	9	1
8.00%, 4/1/24	6	2
8.00%, 6/1/35 (d)	53	14
9.00%, 11/1/26	3	1
REMIC
7.00%, 9/25/32	85	97
9.29%, 10/25/41 (d)(e)	216	214
Government National Mortgage Association,
IO
0.83%, 8/20/58 (d)	7,949	243
3.50%, 5/20/43	2,031	477
5.00%, 2/16/41	321	71
5.90%, 11/16/40 (d)	2,480	488
5.95%, 7/16/33 (d)	5,626	786
5.99%, 6/20/43 (d)	2,380	380
		5,849
Commercial Mortgage-Backed Securities (4.5%)
CGBAM Commercial Mortgage Trust
3.01%, 5/15/30 (c)(d)	270	272
COMM Mortgage Trust,
4.26%, 7/10/45 (c)(d)	394	384
4.76%, 10/10/46 (c)(d)	985	899
5.05%, 8/10/46 (c)(d)	740	692
IO
0.41%, 7/10/45 (d)	13,014	215
Commercial Mortgage Trust
5.48%, 3/10/39	400	431

DBUBS Mortgage Trust
5.44%, 7/10/44 (c)(d)	200	220
FREMF Mortgage Trust
3.54%, 10/25/46 (c)(d)	755	675
GS Mortgage Securities Corp. II
2.76%, 11/8/29 (c)(d)	390	397
GS Mortgage Securities Trust
4.78%, 8/10/46 (c)(d)	500	456
JP Morgan Chase Commercial Mortgage Securities Trust,
5.46%, 12/12/43	600	625
IO
0.59%, 4/15/46 (d)	6,000	263
LB-UBS Commercial Mortgage Trust
6.24%, 9/15/45 (d)	500	520
NLY Commercial Mortgage Trust
2.76%, 11/15/30 (c)(d)	201	202
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	682
3.71%, 3/15/45 (d)	110	108
4.99%, 9/15/46 (c)(d)	735	703
		7,744
Corporate Bonds (37.2%)
Finance (15.1%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	381
ABN Amro Bank N.V.
4.25%, 2/2/17 (c)	475	511
Aegon N.V.
4.63%, 12/1/15	500	531
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	285
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	191
American Financial Group, Inc.
9.88%, 6/15/19	75	97
American International Group, Inc.,
4.88%, 6/1/22	275	302
6.40%, 12/15/20	250	298
American Realty Capital Properties, Inc.
3.00%, 8/1/18	500	533
Banco de Credito del Peru
6.13%, 4/24/27 (c)(d)	300	313
Bank of America Corp.,
4.00%, 4/1/24 (f)	570	570
5.00%, 1/21/44	200	205
6.11%, 1/29/37	100	112
Barclays Bank PLC
6.05%, 12/4/17 (c)	615	692
BNP Paribas SA
5.00%, 1/15/21	150	167
Boston Properties LP
3.80%, 2/1/24	145	144
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	148
Capital One Bank, USA NA
3.38%, 2/15/23	510	497
Citigroup, Inc.,
3.88%, 10/25/23	550	547
4.05%, 7/30/22	265	266

8.50%, 5/22/19	420	536
CNA Financial Corp.
5.75%, 8/15/21	565	652
Commonwealth Bank of Australia
5.00%, 3/19/20 (c)	250	278
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22 (g)	25	26
3.95%, 11/9/22 (g)	625	622
Credit Agricole SA,
2.13%, 4/17/18 (c)	525	523
7.88%, 1/29/49 (c)(d)(g)(h)	200	212
Credit Suisse
6.00%, 2/15/18	5	6
Credit Suisse AG
6.50%, 8/8/23 (c)(g)	350	385
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	50	55
Discover Bank
7.00%, 4/15/20	320	378
General Electric Capital Corp.,
5.30%, 2/11/21	340	383
MTN
5.88%, 1/14/38	130	154
Series G
6.00%, 8/7/19	375	441
Genworth Holdings, Inc.
7.20%, 2/15/21 (g)	350	420
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	420	414
6.75%, 10/1/37	435	500
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (c)	425	483
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (g)	365	414
HBOS PLC,
Series G
6.75%, 5/21/18 (c)	565	641
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	310
HSBC Finance Corp.
6.68%, 1/15/21	225	263
HSBC Holdings PLC,
4.00%, 3/30/22	285	296
4.25%, 3/14/24 (g)	600	602
ING Bank N.V.
5.80%, 9/25/23 (c)	320	342
ING US, Inc.
5.50%, 7/15/22 (g)	350	393
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	309
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (c)	495	522
Jefferies LoanCore LLC/JLC Finance Corp.
6.88%, 6/1/20 (c)	200	204
JPMorgan Chase & Co.,
3.20%, 1/25/23	860	836
3.88%, 2/1/24 (g)	240	243
4.50%, 1/24/22	175	189
4.63%, 5/10/21	65	71
Kilroy Realty LP
3.80%, 1/15/23	250	244

Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	260	295
Markel Corp.
3.63%, 3/30/23	350	341
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (c)	390	386
National Retail Properties, Inc.
3.30%, 4/15/23	275	260
Nationwide Building Society
6.25%, 2/25/20 (c)	545	636
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (c)	410	453
PHH Corp.
4.00%, 9/1/14	254	274
Piedmont Operating Partnership LP
3.40%, 6/1/23 (g)	375	348
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	305	346
Principal Financial Group, Inc.
1.85%, 11/15/17	450	452
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	207
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (c)(d)	325	348
Realty Income Corp.
3.25%, 10/15/22 (g)	350	334
Santander Holdings USA, Inc.
3.45%, 8/27/18	130	135
Societe Generale SA
5.00%, 1/17/24 (c)	350	349
Standard Chartered PLC
3.95%, 1/11/23 (c)(g)	235	225
Swedbank AB
2.38%, 2/27/19 (c)	270	269
UnitedHealth Group, Inc.,
1.40%, 10/15/17	20	20
2.88%, 3/15/23 (g)	750	713
Wells Fargo & Co.,
4.13%, 8/15/23	170	172
Series M
3.45%, 2/13/23	245	238
Xilinx, Inc.
3.00%, 3/15/21	250	248
		26,186
Industrials (19.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (c)	580	598
Albea Beauty Holdings SA
8.38%, 11/1/19 (c)	400	436
Allegheny Technologies, Inc.
4.25%, 6/1/14	262	268
Altria Group, Inc.,
2.85%, 8/9/22	25	24
5.38%, 1/31/44	260	273
American Gilsonite Co.
11.50%, 9/1/17 (c)	100	105

American Tower Corp.
3.50%, 1/31/23	415	393
Amgen, Inc.
5.15%, 11/15/41	174	180
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	425	430
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	31
Apple, Inc.
2.40%, 5/3/23 (g)	475	441
ARAMARK Corp.
5.75%, 3/15/20	340	361
ArcelorMittal
10.35%, 6/1/19	205	261
AT&T, Inc.
6.30%, 1/15/38	305	348
Barrick Gold Corp.
4.10%, 5/1/23	235	223
BE Aerospace, Inc.
5.25%, 4/1/22	200	207
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (g)	350	359
Bombardier, Inc.
6.13%, 1/15/23 (c)(g)	404	410
BP Capital Markets PLC
3.25%, 5/6/22	425	422
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	275	268
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (c)	100	105
CEVA Group PLC
7.00%, 3/1/21 (c)	335	343
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (c)	350	385
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	381
Coca-Cola Co.
3.20%, 11/1/23	350	345
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	158
CRH America, Inc.
6.00%, 9/30/16	405	450
Crown Castle International Corp.
5.25%, 1/15/23	280	286
Daimler Finance North America LLC
2.25%, 7/31/19 (c)	465	459
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	150	149
DryShips, Inc.
5.00%, 12/1/14	100	99
Eldorado Gold Corp.
6.13%, 12/15/20 (c)	295	296
Eni SpA,
Series GALP
0.25%, 11/30/15	200	285
Exide Technologies
8.63%, 2/1/18 (g)(i)(j)	159	122
Experian Finance PLC
2.38%, 6/15/17 (c)	495	504
Fiserv, Inc.
3.13%, 6/15/16	230	240

Ford Motor Credit Co., LLC,
4.21%, 4/15/16	660	700
5.00%, 5/15/18	400	442
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23	150	144
General Motors Co.
4.88%, 10/2/23 (c)	350	361
Gilead Sciences, Inc.
4.80%, 4/1/44	275	284
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	326	319
Glencore Funding LLC
4.13%, 5/30/23 (c)(g)	370	354
Goldcorp, Inc.
3.70%, 3/15/23	595	562
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	290	340
HCA, Inc.
4.75%, 5/1/23	340	337
Heathrow Funding Ltd.
4.88%, 7/15/21 (c)(g)	435	469
Hewlett-Packard Co.,
3.75%, 12/1/20	250	254
4.65%, 12/9/21 (g)	155	164
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	205	234
Home Depot, Inc.
5.88%, 12/16/36	125	151
Host Hotels & Resorts LP,
6.00%, 10/1/21	50	57
Series D
3.75%, 10/15/23 (g)	125	121
Infor US, Inc.
9.38%, 4/1/19	150	170
Intel Corp.,
2.70%, 12/15/22 (g)	300	287
2.95%, 12/15/35 (g)	313	369
International Business Machines Corp.
1.88%, 5/15/19 (g)	450	444
International Game Technology
3.25%, 5/1/14	267	268
JBS Investments GmbH
7.75%, 10/28/20 (c)(g)	200	212
Juniper Networks, Inc.
4.50%, 3/15/24 (g)	175	178
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	30
Lam Research Corp.
1.25%, 5/15/18 (g)	343	427
Lowe’s Cos., Inc.
5.00%, 9/15/43	100	107
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (c)	75	76
Marathon Petroleum Corp.
5.13%, 3/1/21	30	33
MasTec, Inc.
4.88%, 3/15/23	395	389
McKesson Corp.
4.88%, 3/15/44	200	204
MDC Partners, Inc.
6.75%, 4/1/20 (c)	325	344

Medtronic, Inc.
3.63%, 3/15/24 (g)	340	342
Merck & Co., Inc.
2.80%, 5/18/23	300	286
NBC Universal Media LLC
5.95%, 4/1/41	375	444
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (c)	100	98
NetApp, Inc.
2.00%, 12/15/17	150	152
NOVA Chemicals Corp.
5.25%, 8/1/23 (c)	305	327
Novartis Capital Corp.
3.40%, 5/6/24	520	520
Nuance Communications, Inc.
2.75%, 11/1/31 (g)	253	255
NVIDIA Corp.
1.00%, 12/1/18 (c)(g)	350	385
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (c)	225	221
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	227	278
Orange SA
9.00%, 3/1/31	15	22
Packaging Corp. of America
4.50%, 11/1/23	260	270
PepsiCo, Inc.
3.60%, 3/1/24	425	426
PetroQuest Energy, Inc.
10.00%, 9/1/17	100	107
Philip Morris International, Inc.
2.50%, 8/22/22	365	344
Pioneer Natural Resources Co.
7.50%, 1/15/20	300	366
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	107
Qtel International Finance Ltd.
3.25%, 2/21/23 (c)	350	329
QVC, Inc.
4.38%, 3/15/23 (g)	325	321
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (i)(j)(k)(l)(m)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (c)	139	153
RR Donnelley & Sons Co.
7.88%, 3/15/21	300	345
RSI Home Products, Inc.
6.88%, 3/1/18 (c)	100	108
SanDisk Corp.
0.50%, 10/15/20 (c)(g)	350	387
Schlumberger Norge AS
1.25%, 8/1/17 (c)	225	223
Silgan Holdings, Inc.
5.50%, 2/1/22 (c)	400	413
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (c)(g)	400	395
SK Telecom Co., Ltd.
2.13%, 5/1/18 (c)	200	199

T-Mobile USA, Inc.
6.25%, 4/1/21	300	318
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	225	230
Telefonica Europe BV
8.25%, 9/15/30	45	59
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22 (g)	230	214
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	670	672
Time Warner Cable, Inc.
4.50%, 9/15/42 (g)	175	161
Total Capital International SA
2.88%, 2/17/22	50	49
Transocean, Inc.
6.38%, 12/15/21	250	281
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26 (f)	600	606
United States Steel Corp.
4.00%, 5/15/14	271	274
United Technologies Corp.
4.50%, 6/1/42	100	102
Vale Overseas Ltd.,
5.63%, 9/15/19	50	55
6.88%, 11/10/39	5	5
Verisk Analytics, Inc.
5.80%, 5/1/21	305	339
Verizon Communications, Inc.,
3.85%, 11/1/42	550	462
6.55%, 9/15/43	350	427
Viacom, Inc.
5.85%, 9/1/43	350	386
Volkswagen International Finance N.V.
2.38%, 3/22/17 (c)	360	371
Wal-Mart Stores, Inc.
5.25%, 9/1/35	35	40
Weatherford International Ltd.
4.50%, 4/15/22	350	367
Wesfarmers Ltd.
2.98%, 5/18/16 (c)	290	302
Wyndham Worldwide Corp.
4.25%, 3/1/22	515	522
Yahoo!, Inc.
0.00%, 12/1/18 (c)	425	434
		33,975
Utilities (2.5%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	350	354
Boston Gas Co.
4.49%, 2/15/42 (c)(g)	275	274
CEZ AS
4.25%, 4/3/22 (c)	210	215
CMS Energy Corp.
5.05%, 3/15/22 (g)	50	56
DCP Midstream Operating LP
3.88%, 3/15/23 (g)	300	294
Enel Finance International N.V.
5.13%, 10/7/19 (c)	100	110

EnLink Midstream Partners LP
2.70%, 4/1/19	375	377
Exelon Generation Co., LLC
6.25%, 10/1/39	375	415
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (c)	75	83
Jersey Central Power & Light Co.
4.70%, 4/1/24 (c)	575	597
Kinder Morgan Energy Partners LP
3.50%, 9/1/23	550	520
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (c)	460	483
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (c)(g)	410	387
TransAlta Corp.
4.50%, 11/15/22	50	49
		4,214
		64,375
Mortgages - Other (9.8%)
Alternative Loan Trust,
5.50%, 2/25/36 — 5/25/36	114	102
6.00%, 4/25/36 — 7/25/37	943	791
PAC
5.50%, 2/25/36	10	9
6.00%, 4/25/36	35	31
Banc of America Alternative Loan Trust,
0.80%, 7/25/46 (d)	468	307
5.50%, 10/25/35	2,177	2,020
5.86%, 10/25/36 (b)	608	453
5.91%, 10/25/36 (d)	1,231	918
6.00%, 4/25/36	486	504
Banc of America Funding Trust,
0.52%, 8/25/36 (d)	58	50
6.00%, 7/25/37	44	37
Chaseflex Trust
6.00%, 2/25/37	766	678
CHL Mortgage Pass-Through Trust
0.45%, 4/25/46 (d)	562	239
Commercial Mortgage Pass-Through Certificates
4.91%, 4/10/47 (c)	797	712
CSMC Mortgage-Backed Trust
5.84%, 4/25/37 (d)	300	174
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	28	24
6.25%, 8/25/36	413	352
GSMSC Pass-Through Trust
7.50%, 9/25/36 (c)(d)	522	415
GSR Mortgage Loan Trust
5.75%, 1/25/37	539	525
IndyMac Index Mortgage Loan Trust
2.39%, 11/25/35 (d)	672	551
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35	142	128
6.00%, 8/25/36 (b)	151	146
JP Morgan Mortgage Trust,
4.45%, 6/25/37 (d)	164	145
6.00%, 6/25/37	209	209
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	947	946

6.50%, 9/25/37	1,685		1,493
Luminent Mortgage Trust
0.32%, 10/25/46 (d)	51		25
RALI Trust,
0.33%, 12/25/36 (d)	437		323
0.34%, 12/25/36 (d)	421		311
0.65%, 3/25/35 (d)	619		463
5.50%, 12/25/34	1,316		1,340
6.00%, 4/25/36 — 1/25/37	623		486
PAC
6.00%, 4/25/36	38		30
Residential Asset Securitization Trust
6.00%, 7/25/36	64		57
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (c)(d)	650		657
Structured Asset Mortgage Investments II Trust
0.38%, 8/25/36 (d)	608		145
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.90%, 4/25/47 (d)	563		440
1.11%, 7/25/46 (d)	778		660
			16,896
Municipal Bonds (1.0%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115		139
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		292
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		857
Municipal Electric Authority of Georgia
6.66%, 4/1/57	435		489
			1,777
Sovereign (5.7%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (c)	400		431
6.37%, 6/16/18 (c)	200		225
Brazilian Government International Bond,
4.25%, 1/7/25 (g)	200		194
5.63%, 1/7/41 (g)	580		590
7.13%, 1/20/37	10		12
Caixa Economica Federal
3.50%, 11/7/22 (c)(g)	310		272
Hellenic Republic Government Bond,
2.00%, 2/24/25 (b)	EUR	1,125	1,169
Hungary Government International Bond
5.38%, 3/25/24	182		183
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (c)(g)	600		657
9.13%, 7/2/18 (c)(g)	100		120
Mexico Government International Bond
3.63%, 3/15/22	866		869
Pemex Project Funding Master Trust,
6.63%, 6/15/35 — 6/15/38	58		64
Peruvian Government International Bond,
7.13%, 3/30/19	40		48
7.35%, 7/21/25	10		13

8.75%, 11/21/33	16	23
Petroleos Mexicanos,
4.88%, 1/24/22	730	765
5.50%, 1/21/21	60	66
8.00%, 5/3/19 (g)	15	18
Poland Government International Bond
5.00%, 3/23/22	780	853
Portugal Obrigacoes do Tesouro OT
4.10%, 4/15/37 (c)	2,000	2,566
Spain Government International Bond
4.00%, 3/6/18 (c)	500	530
Turkey Government International Bond,
6.75%, 4/3/18	100	110
6.88%, 3/17/36	17	19
8.00%, 2/14/34	15	18
11.88%, 1/15/30	19	31
		9,846
U.S. Agency Security (1.8%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19 (g)	3,200	3,069
U.S. Treasury Securities (11.2%)
U.S. Treasury Bonds,
2.75%, 11/15/42	4,350	3,707
3.13%, 2/15/43	850	782
U.S. Treasury Notes,
0.63%, 5/31/17	10,500	10,380
0.75%, 6/30/17	4,500	4,459
		19,328
Total Fixed Income Securities (Cost $162,803)		167,015

	Shares	Value (000)
Short-Term Investments (21.6%)
Securities held as Collateral on Loaned Securities (8.4%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n)	11,646,674	11,647

	Face Amount (000)	Value (000)
Repurchase Agreement (1.7%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $2,939; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $2,997)	$2,938	2,938
Total Securities held as Collateral on Loaned Securities (Cost $14,585)		14,585

	Shares	Value (000)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n) (Cost $9,428)	9,428,419	9,428

	Face Amount (000)	Value (000)
U.S. Treasury Securities (7.8%)
U.S. Treasury Bills,
0.05%, 5/29/14 (o)	$3,000	3,000
0.06%, 6/26/14 (o)	10,500	10,499
0.06%, 8/21/14 (o)(p)	73	73
Total U.S. Treasury Securities (Cost $13,571)		13,572
Total Short-Term Investments (Cost $37,584)		37,585
Total Investments (118.2%) (Cost $200,387) Including $14,739 of Securities Loaned (q)+		204,600
Liabilities in Excess of Other Assets (-18.2%)		(31,544)
Net Assets (100.0%)		$173,056

(a)	Security is subject to delayed delivery.
(b)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2014.
(f)	When-issued security.
(g)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $14,739,000 and $15,054,000, respectively. The Portfolio received cash collateral of approximately $14,585,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2014, there was uninvested cash collateral of approximately $469,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(h)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2014.

(i)	Issuer in bankruptcy.
(j)	Non-income producing security; bond in default.
(k)	Acquired through exchange offer.
(l)	Security has been deemed illiquid at March 31, 2014.
(m)

At March 31, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(n)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(o)	Rate shown is the yield to maturity at March 31, 2014.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

(q)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $200,387,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,213,000 of which approximately $6,549,000 related to appreciated securities and approximately $2,336,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	EUR	70		$96		4/3/14	USD	97		$97		$1
Deutsche Bank AG London	USD	680		680		4/3/14	EUR	491		677		(3)
Deutsche Bank AG London	USD	7		7		4/3/14	MXN	92		7		(— @ )
Deutsche Bank AG London	USD	794		794		4/3/14	MXN	10,442		799		5
JPMorgan Chase Bank	CAD	—	@	—	@	4/3/14	USD	—	@	—	@	(— @ )
JPMorgan Chase Bank	CAD	2,780		2,514		4/3/14	USD	2,506		2,506		(8)
JPMorgan Chase Bank	CHF	2,390		2,703		4/3/14	USD	2,714		2,714		11
UBS AG	EUR	3,116		4,292		4/3/14	USD	4,290		4,290		(2)
UBS AG	USD	2,519		2,519		4/3/14	CAD	2,780		2,515		(4)
UBS AG	USD	2,703		2,703		4/3/14	CHF	2,390		2,703		— @
UBS AG	USD	303		303		4/3/14	EUR	218		301		(2)
UBS AG	USD	3,410		3,410		4/3/14	EUR	2,476		3,412		2
Wells Fargo Bank	MXN	10,534		807		4/3/14	USD	788		788		(19)
Deutsche Bank AG London	MXN	92		7		5/6/14	USD	7		7		— @
UBS AG	CAD	2,780		2,513		5/6/14	USD	2,517		2,517		4
UBS AG	CHF	2,390		2,705		5/6/14	USD	2,704		2,704		(1)
UBS AG	EUR	2,476		3,411		5/6/14	USD	3,409		3,409		(2)
				$29,464						$29,446		$(18)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	92	$20,200	Jun-14	$(24)
U.S. Treasury Long Bond	39	5,195	Jun-14	9
U.S. Treasury Ultra Long Bond	56	8,090	Jun-14	140

Short:
U.S. Treasury 5 yr. Note	68	(8,089)	Jun-14	29
U.S. Treasury 10 yr. Note	67	(8,274)	Jun-14	47
				$201

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(15)	$(5)	$(20)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(14)	3	BBB+
		$1,795			$2	$(19)	$(17)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23		$2,640	$118
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	2,325		302
Goldman Sachs International	3 Month CDOR	Pay	2.04	1/22/19	CAD	8,380	36
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$3,730	175
Goldman Sachs International	3 Month CDOR	Receive	2.95	1/22/24	CAD	4,560	(68)
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43		$2,320	258
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.09	2/15/23	480		22
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.06	2/6/23	530		26
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.79	1/24/19	8,970		(46)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.96	1/24/24	4,890		88
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,120		201
							$1,112

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.4%)
Belize (0.1%)
Sovereign (0.1%)
Belize Government International Bond,
5.00%, 2/20/38 (a)	$320	$226

Brazil (9.4%)
Corporate Bonds (4.1%)
Banco Safra SA,
6.75%, 1/27/21	870	936
6.75%, 1/27/21 (b)	1,280	1,378
ESAL GmbH,
6.25%, 2/5/23	2,000	1,900
Minerva Luxembourg SA,
8.75%, 12/29/49	1,400	1,403
Odebrecht Finance Ltd.,
5.13%, 6/26/22	4,250	4,250
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/22 (b)(c)	720	752
6.75%, 10/1/22 (b)	866	901
		11,520
Sovereign (5.3%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20	2,430	2,615
6.50%, 6/10/19	1,300	1,476
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (b)	8,060	7,838
Brazilian Government International Bond,
7.13%, 1/20/37	2,334	2,810
		14,739
		26,259
Chile (2.5%)
Sovereign (2.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	3,600	3,724
5.25%, 8/10/20	3,000	3,180
		6,904
China (3.0%)
Sovereign (3.0%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	8,420	8,515

Colombia (3.2%)
Corporate Bonds (1.4%)
Ecopetrol SA,
5.88%, 9/18/23 (c)	1,000	1,095
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	690	674
5.38%, 1/26/19 (b)	2,150	2,236
		4,005

Sovereign (1.8%)
Colombia Government International Bond,
4.38%, 7/12/21 (c)	1,500	1,564
7.38%, 3/18/19	1,040	1,256
11.75%, 2/25/20	1,550	2,247
		5,067
		9,072
Croatia (1.8%)
Sovereign (1.8%)
Croatia Government International Bond,
5.50%, 4/4/23	820	833
6.00%, 1/26/24 (b)	4,090	4,274
		5,107
Ecuador (0.2%)
Sovereign (0.2%)
Ecuador Government International Bond,
9.38%, 12/15/15	470	500

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,279

Hungary (3.3%)
Sovereign (3.3%)
Hungary Government International Bond,
5.38%, 3/25/24	1,682	1,689
5.75%, 11/22/23	6,140	6,370
6.38%, 3/29/21	1,110	1,220
		9,279
India (0.3%)
Corporate Bond (0.3%)
Vedanta Resources PLC,
7.13%, 5/31/23 (b)(c)	780	780

Indonesia (9.7%)
Sovereign (9.7%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	2,530	2,723
7.75%, 1/17/38	2,925	3,503
Majapahit Holding BV,
7.75%, 1/20/20	7,100	8,183
Pertamina Persero PT,
4.30%, 5/20/23	2,000	1,812
4.88%, 5/3/22	3,530	3,402
5.25%, 5/23/21	2,070	2,085
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	5,320	5,400
		27,108
Iraq (0.6%)
Sovereign (0.6%)
Republic of Iraq,
5.80%, 1/15/28	2,020	1,793

Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,830	1,729

Kazakhstan (4.3%)
Sovereign (4.3%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (b)	2,450	2,224
5.50%, 12/20/15	210	220
Intergas Finance BV,
6.38%, 5/14/17	200	214
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (b)	4,120	3,832
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)(c)	1,390	1,522
9.13%, 7/2/18 (b)(c)	360	433
9.13%, 7/2/18	3,030	3,647
		12,092
Lithuania (1.4%)
Sovereign (1.4%)
Lithuania Government International Bond,
6.63%, 2/1/22	2,310	2,736
7.38%, 2/11/20	925	1,119
		3,855
Mexico (14.9%)
Corporate Bonds (4.3%)
Alfa SAB de CV,
5.25%, 3/25/24 (b)(c)	2,162	2,221
Cemex Espana Luxembourg,
9.88%, 4/30/19	620	722
Cemex SAB de CV,
6.50%, 12/10/19 (b)	1,990	2,122
7.25%, 1/15/21 (b)(c)	1,880	2,059
9.50%, 6/15/18 (c)	300	347
9.50%, 6/15/18 (b)(c)	836	968
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (b)	1,560	1,589
5.50%, 2/28/23	2,000	2,038
		12,066
Sovereign (10.6%)
Mexico Government International Bond,
3.63%, 3/15/22	1,730	1,736
4.00%, 10/2/23	2,500	2,528
5.55%, 1/21/45	2,330	2,481
6.05%, 1/11/40	2,312	2,641
6.75%, 9/27/34	1,109	1,359
Pemex Project Funding Master Trust,
6.63%, 6/15/38	1,176	1,288
8.63%, 12/1/23	1,350	1,681
Petroleos Mexicanos,
3.50%, 1/30/23	2,750	2,595
4.88%, 1/24/22	2,760	2,891
5.50%, 1/21/21 (c)	5,520	6,058
6.38%, 1/23/45 (b)	2,860	3,092

8.00%, 5/3/19 (c)	1,176	1,441
		29,791
		41,857
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	1,100	1,056

Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government International Bond,
6.38%, 7/12/23	1,280	1,326

Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond,
5.20%, 1/30/20 (c)	2,680	2,980
8.88%, 9/30/27 (c)	1,183	1,645
		4,625
Peru (1.9%)
Corporate Bond (0.8%)
Banco de Credito del Peru,
6.13%, 4/24/27 (b)(c)(d)	2,280	2,377

Sovereign (1.1%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (b)(c)	707	654
Peruvian Government International Bond,
6.55%, 3/14/37 (c)	2,100	2,536
		3,190
		5,567
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
4.00%, 1/15/21	4,632	4,881
8.38%, 6/17/19	546	696
9.50%, 2/2/30	4,391	6,850
		12,427
Poland (2.7%)
Sovereign (2.7%)
Poland Government International Bond,
3.00%, 3/17/23	6,950	6,516
4.00%, 1/22/24	650	657
5.00%, 3/23/22	250	273
		7,446
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (b)(c)	1,465	1,445
6.75%, 2/7/22	530	619

		2,064
Russia (9.0%)
Corporate Bond (1.1%)
Sberbank of Russia Via SB Capital SA,
5.50%, 2/26/24 (b)(c)(d)	3,210	3,013

Sovereign (7.9%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (b)	1,401	1,445
6.30%, 5/15/17	3,050	3,145
Russian Foreign Bond - Eurobond,
7.50%, 3/31/30 (b)	88	100
7.50%, 3/31/30	4,692	5,347
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	3,800	3,752
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23 (b)	3,520	3,353
6.90%, 7/9/20	4,642	4,891
		22,033
		25,046
Serbia (1.2%)
Sovereign (1.2%)
Republic of Serbia,
4.88%, 2/25/20	1,300	1,303
5.88%, 12/3/18 (b)(c)	900	956
7.25%, 9/28/21	900	1,012
		3,271
South Africa (2.4%)
Sovereign (2.4%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (b)	3,278	3,368
South Africa Government International Bond,
5.88%, 9/16/25 (c)	2,360	2,544
Transnet SOC Ltd.,
4.00%, 7/26/22 (b)	950	879
		6,791
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (b)	580	589
6.25%, 10/4/20	139	147
6.25%, 10/4/20 (b)	510	539
		1,275
Turkey (7.3%)
Sovereign (7.3%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (b)	3,210	3,343
Turkey Government International Bond,
3.25%, 3/23/23	10,000	8,783
5.63%, 3/30/21	8,000	8,384
		20,510

Venezuela (6.6%)
Sovereign (6.6%)
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	560	412
Petroleos de Venezuela SA,
6.00%, 11/15/26	7,610	4,166
8.50%, 11/2/17	9,750	8,190
Venezuela Government International Bond,
6.00%, 12/9/20	880	601
9.00%, 5/7/23	2,030	1,517
11.75%, 10/21/26	4,250	3,644
		18,530
Zambia (0.4%)
Sovereign (0.4%)
Zambia Government International Bond,
5.38%, 9/20/22	1,450	1,245
Total Fixed Income Securities (Cost $264,547)		267,534

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	750	128

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	3,750	92
Total Warrants (Cost $—)		220

	Shares	Value (000)
Short-Term Investments (13.5%)
Securities held as Collateral on Loaned Securities (9.9%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	22,071,260	22,071

	Face Amount (000)	Value (000)
Repurchase Agreement (2.0%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $5,569; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $5,680)	$5,569	5,569
Total Securities held as Collateral on Loaned Securities (Cost $27,640)		27,640

	Shares	Value (000)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	10,070,770	10,071
Total Short-Term Investments (Cost $37,711)		37,711
Total Investments (109.0%) (Cost $302,258) Including $27,925 of Securities Loaned (g)+		305,465
Liabilities in Excess of Other Assets (-9.0%)		(25,280)
Net Assets		$280,185

(a)                                 Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $27,925,000 and $28,529,000, respectively. The Portfolio received cash collateral of approximately $27,640,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2014, there was uninvested cash of approximately $889,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(e)                                  Security has been deemed illiquid at March 31, 2014.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  Securities are available for collateral in connection with an open futures contract.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $302,258,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,207,000 of which approximately $9,022,000 related to appreciated securities and approximately $5,815,000 related to depreciated securities.

OJSC                  Open Joint Stock Company.

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	141	$(16,772)	Jun-14	$107

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Argentina (0.6%)
YPF SA ADR	75,346	$2,348

Austria (2.3%)
Erste Group Bank AG	110,027	3,766
Raiffeisen Bank International AG	47,338	1,582
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,288	3,125
		8,473
Brazil (7.2%)
AMBEV SA ADR	516,502	3,827
Banco Bradesco SA (Preference)	327,528	4,502
BRF SA	301,930	6,028
CCR SA	301,314	2,313
Petroleo Brasileiro SA	235,026	1,550
Petroleo Brasileiro SA (Preference)	310,804	2,162
Petroleo Brasileiro SA ADR	48,037	632
Petroleo Brasileiro SA Sponsored ADR	84,171	1,167
Raia Drogasil SA	178,608	1,545
Ultrapar Participacoes SA	96,920	2,346
		26,072
Chile (0.7%)
SACI Falabella	271,525	2,400

China (13.0%)
Bank of China Ltd. H Shares (a)	15,550,000	6,901
Beijing Enterprises Holdings Ltd. (a)	156,500	1,402
China Conch Venture Holdings Ltd. (a)(b)	131,500	337
China Construction Bank Corp. H Shares (a)	5,696,230	3,991
China Life Insurance Co., Ltd. H Shares (a)	576,000	1,632
China Mengniu Dairy Co., Ltd. (a)	556,000	2,795
China Mobile Ltd. (a)	421,500	3,830
China Oilfield Services Ltd. H Shares (a)	1,428,000	3,370
China Overseas Grand Oceans Group Ltd. (a)	84,000	55
China Overseas Land & Investment Ltd. (a)	586,000	1,520
China Pacific Insurance Group Co., Ltd. H Shares (a)	472,000	1,687
Chongqing Changan Automobile Co., Ltd. B Shares	272,300	453
Ping An Insurance Group Co. H Shares (a)	103,500	859
Qihoo 360 Technology Co., Ltd. ADR (b)	32,001	3,187
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,385,000	1,682
Sino Biopharmaceutical Ltd. (a)	1,580,000	1,351
TAL Education Group ADR (b)	20,559	463
Tencent Holdings Ltd. (a)	128,900	8,975
Tsingtao Brewery Co., Ltd. H Shares (a)	216,000	1,585
Uni-President China Holdings Ltd. (a)(c)	1,217,000	1,023
		47,098
Colombia (2.1%)
Banco Davivienda SA (Preference)	57,269	740
Bancolombia SA (Preference)	113,090	1,574
Bancolombia SA ADR (c)	6,019	340
Cementos Argos SA	128,524	657
Cemex Latam Holdings SA (b)	228,950	1,906
Grupo de Inversiones Suramericana SA	69,290	1,282

Grupo de Inversiones Suramericana SA (Preference)	67,500	1,260
		7,759
Czech Republic (0.9%)
Komercni Banka AS	13,766	3,288

Hong Kong (1.2%)
Samsonite International SA	1,393,200	4,311

Hungary (0.9%)
Richter Gedeon Nyrt	188,346	3,288

India (8.5%)
Ashok Leyland Ltd.	348,799	138
Bharat Petroleum Corp. Ltd.	105,108	811
Glenmark Pharmaceuticals Ltd.	274,825	2,603
HDFC Bank Ltd.	268,243	3,599
Idea Cellular Ltd.	932,331	2,147
IndusInd Bank Ltd.	247,441	2,078
Infosys Ltd.	66,390	3,653
ING Vysya Bank Ltd.	123,981	1,330
ITC Ltd.	544,600	3,217
Oil & Natural Gas Corp. Ltd.	435,392	2,322
Shree Cement Ltd.	5,973	568
Sun Pharmaceutical Industries Ltd.	257,362	2,475
Tata Consultancy Services Ltd.	107,271	3,831
Zee Entertainment Enterprises Ltd.	443,307	2,013
		30,785
Indonesia (1.6%)
Indosat Tbk PT	822,900	287
Kalbe Farma Tbk PT	14,987,600	1,944
Matahari Department Store Tbk PT (b)	1,726,500	2,119
Semen Indonesia Persero Tbk PT	964,500	1,354
		5,704
Korea, Republic of (15.9%)
Cheil Worldwide, Inc. (b)	26,755	602
Cosmax, Inc.	18,274	1,030
Coway Co., Ltd.	43,410	3,045
GS Retail Co., Ltd.	13,720	348
Hana Financial Group, Inc.	72,580	2,648
Hotel Shilla Co., Ltd.	15,333	1,243
Hyundai Department Store Co., Ltd.	5,297	705
Hyundai Engineering & Construction Co., Ltd.	46,248	2,439
Hyundai Glovis Co., Ltd.	9,855	2,242
Hyundai Heavy Industries Co., Ltd.	8,049	1,604
Hyundai Motor Co.	30,705	7,258
Hyundai Rotem Co., Ltd.	1,090	31
Korean Air Lines Co., Ltd. (b)	16,730	607
KT Skylife Co., Ltd.	13,440	302
NAVER Corp.	3,317	2,415
NCSoft Corp.	7,559	1,552
Nexon Co., Ltd.	203,000	1,707
Orion Corp.	1,089	837
Paradise Co., Ltd.	25,666	786
Samsung Electronics Co., Ltd.	10,234	12,942
Samsung Electronics Co., Ltd. (Preference)	3,524	3,497
Seoul Semiconductor Co., Ltd.	34,167	1,459
Shinhan Financial Group Co., Ltd.	83,812	3,690

Shinsegae Co., Ltd.	220	48
SK Hynix, Inc. (b)	65,380	2,219
SK Telecom Co., Ltd.	10,118	2,053
SK Telecom Co., Ltd. ADR	13,900	314
		57,623
Laos (0.3%)
Kolao Holdings	48,214	1,125

Malaysia (2.3%)
Astro Malaysia Holdings Bhd	2,065,900	2,027
CIMB Group Holdings Bhd	1,282,030	2,806
IHH Healthcare Bhd (b)	1,080,000	1,273
IJM Corp., Bhd	1,174,700	2,211
		8,317
Mexico (7.0%)
Alfa SAB de CV	1,607,006	4,062
America Movil SAB de CV, Class L ADR	228,433	4,541
Cemex SAB de CV ADR (b)(c)	454,842	5,745
Fomento Economico Mexicano SAB de CV ADR	47,832	4,460
Grupo Financiero Banorte SAB de CV Series O	702,159	4,748
Grupo Financiero Santander Mexico SAB de CV ADR	142,819	1,755
		25,311
Panama (0.7%)
Copa Holdings SA, Class A	17,918	2,602

Peru (1.1%)
Credicorp Ltd.	27,767	3,830

Philippines (4.1%)
BDO Unibank, Inc.	2,285,130	4,337
Bloomberry Resorts Corp. (b)	710,300	159
DMCI Holdings, Inc.	1,193,350	1,865
International Container Terminal Services, Inc.	733,810	1,768
LT Group, Inc.	3,382,900	1,316
Metro Pacific Investments Corp.	29,770,900	3,148
SM Investments Corp.	134,948	2,125
		14,718
Poland (4.5%)
Bank Pekao SA	68,512	4,434
Bank Zachodni WBK SA	31,124	4,252
Jeronimo Martins SGPS SA (c)	218,934	3,677
Orange Polska SA	890,510	3,047
PKP Cargo SA (b)	28,445	849
		16,259
Qatar (0.5%)
Ooredoo QSC	47,740	1,805

Russia (2.5%)
Lukoil OAO ADR	22,933	1,277
Mail.ru Group Ltd. GDR (b)	44,295	1,576
NovaTek OAO (Registered GDR)	27,239	3,007
Sistema JSFC GDR	60,759	1,370

Yandex N.V., Class A (b)	59,561	1,798
		9,028
South Africa (4.9%)
Life Healthcare Group Holdings Ltd.	348,880	1,273
Mondi PLC	186,856	3,279
MTN Group Ltd.	149,188	3,055
Naspers Ltd., Class N	48,983	5,404
Pick n Pay Stores Ltd. (c)	306,701	1,503
Vodacom Group Ltd. (c)	257,823	3,184
		17,698
Spain (1.0%)
Telefonica SA	222,098	3,517

Switzerland (1.7%)
Coca-Cola HBC AG (b)	141,550	3,527
Swatch Group AG (The)	4,507	2,833
		6,360
Taiwan (7.2%)
Chailease Holding Co., Ltd.	921,550	2,220
China Life Insurance Co., Ltd.	565,630	521
Cleanaway Co., Ltd.	107,000	654
Delta Electronics, Inc.	263,000	1,630
Eclat Textile Co., Ltd.	123,620	1,428
Fubon Financial Holding Co., Ltd.	1,332,830	1,812
Ginko International Co., Ltd.	53,000	917
Hermes Microvision, Inc. GDR (b)	31,729	1,276
MediaTek, Inc.	255,000	3,777
Siliconware Precision Industries Co.	483,000	640
St. Shine Optical Co., Ltd.	37,000	827
Taiwan Semiconductor Manufacturing Co., Ltd.	2,205,000	8,616
Uni-President Enterprises Corp.	930,338	1,620
		25,938
Thailand (4.5%)
Advanced Info Service PCL (Foreign)	358,000	2,501
Bangkok Bank PCL NVDR (c)	593,800	3,273
DKSH Holding AG	14,216	1,131
Kasikornbank PCL NVDR	399,400	2,198
Land and Houses PCL (Foreign)	5,830,300	1,727
Land and Houses PCL NVDR	1,413,300	419
Minor International PCL (Foreign)	1,501,700	1,151
Robinson Department Store PCL (Foreign)	917,600	1,494
Supalai PCL (Foreign)	1,455,800	798
Total Access Communication PCL (Foreign)	444,000	1,608
		16,300
United States (1.0%)
Yum! Brands, Inc.	48,281	3,640
Total Common Stocks (Cost $296,970)		355,597

Preferred Stock (0.0%)
India (0.0%)
Zee Entertainment Enterprises Ltd. (Cost $102)	9,309,447	109

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $2,146)	5,764,725	1,699

Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	9,991,714	9,992

	Face Amount (000)	Value (000)
Repurchase Agreement (0.7%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $2,521; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $2,571)	$2,521	2,521
Total Securities held as Collateral on Loaned Securities (Cost $12,513)		12,513

	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,445)	6,445,278	6,445
Total Short-Term Investments (Cost $18,958)		18,958
Total Investments (104.0%) (Cost $318,176) Including $12,301 of Securities Loaned (f)(g)+		376,363
Liabilities in Excess of Other Assets (-4.0%)		(14,336)
Net Assets (100.0%)		$362,027

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $12,301,000 and $12,915,000, respectively. The Portfolio received cash collateral of approximately $12,513,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2014, there was uninvested cash collateral of approximately $402,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                   Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(g)                                  The approximate fair value and percentage of net assets, $273,235,000 and 75.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $318,176,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $58,187,000 of which approximately $75,379,000 related to appreciated securities and approximately $17,192,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

NVDR            Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	70,753	$685	4/3/14	USD	691	$691	$6
State Street Bank and Trust Co.	JPY	87,186	845	4/3/14	USD	858	858	13
			$1,530				$1,549	$19

JPY                 —             Japanese Yen

USD             —             United States Dollar

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
France (10.6%)
LVMH Moet Hennessy Louis Vuitton SA	8,128	$1,480
Pernod-Ricard SA	13,685	1,594
Sanofi	34,218	3,576
		6,650
Germany (4.6%)
SAP AG	35,392	2,865

Italy (1.0%)
Davide Campari-Milano SpA	78,561	644

Sweden (1.3%)
Swedish Match AB	23,999	784

Switzerland (9.4%)
Nestle SA (Registered)	78,120	5,886

United Kingdom (34.0%)
Admiral Group PLC	2,462	59
British American Tobacco PLC	108,815	6,058
Diageo PLC	95,935	2,977
Experian PLC	50,676	914
Imperial Tobacco Group PLC	47,524	1,922
Reckitt Benckiser Group PLC	52,974	4,317
Unilever PLC	117,784	5,031
		21,278
United States (36.3%)
3M Co.	13,384	1,816
Accenture PLC, Class A	35,574	2,836
Intuit, Inc.	7,963	619
Kraft Foods Group, Inc.	7,321	411
Mead Johnson Nutrition Co.	3,453	287
Microsoft Corp.	59,008	2,419
Mondelez International, Inc., Class A	68,867	2,379
Moody’s Corp.	14,819	1,175
NIKE, Inc., Class B	12,852	949
Philip Morris International, Inc.	36,608	2,997
Procter & Gamble Co. (The)	36,732	2,961
Time Warner, Inc.	28,945	1,891
Visa, Inc., Class A	8,957	1,933
		22,673
Total Common Stocks (Cost $39,703)		60,780

Short-Term Investment (1.6%)

Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $1,005)	1,004,939	1,005
Total Investments (98.8%) (Cost $40,708) (b)+		61,785
Other Assets in Excess of Liabilities (1.2%)		741
Net Assets (100.0%)		$62,526

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $38,107,000 and 61.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $40,708,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $21,077,000 of which approximately $21,158,000 related to appreciated securities and approximately $81,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (6.2%)
CFS Retail Property Trust Group REIT	78,749	$138
Dexus Property Group REIT	361,395	355
Federation Centres Ltd. REIT	183,196	401
Goodman Group REIT	208,947	917
GPT Group REIT	121,537	413
Mirvac Group REIT	350,439	553
Stockland REIT	181,944	633
Westfield Group REIT	204,529	1,945
Westfield Retail Trust REIT	286,552	792
		6,147
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	28,068	158

Belgium (0.1%)
Cofinimmo REIT	1,091	130

Brazil (0.8%)
BR Malls Participacoes SA	19,778	170
BR Properties SA	39,700	326
Iguatemi Empresa de Shopping Centers SA	28,447	273
		769
Canada (2.4%)
Boardwalk REIT	8,254	453
Brookfield Canada Office Properties REIT	9,207	233
Calloway REIT	4,228	99
Canadian Apartment Properties REIT	1,846	36
Crombie Real Estate Investment Trust REIT	11,780	142
Extendicare, Inc.	19,240	120
First Capital Realty, Inc.	19,342	307
RioCan REIT	40,079	965
		2,355
China (1.5%)
China Overseas Grand Oceans Group Ltd. (b)	104,000	69
China Overseas Land & Investment Ltd. (b)	160,000	415
China Resources Land Ltd. (b)	309,000	679
Country Garden Holdings Co., Ltd. (b)	457,415	191
Shimao Property Holdings Ltd. (b)	56,500	124
		1,478
Finland (0.2%)
Sponda Oyj	43,284	205

France (3.2%)
Altarea REIT	119	22
Fonciere Des Regions REIT	3,028	281
Gecina SA REIT	1,687	224
ICADE REIT	2,803	278
Klepierre REIT	6,703	300
Mercialys SA REIT	6,495	136
Unibail-Rodamco SE REIT	7,624	1,982
		3,223

Germany (1.6%)
Alstria Office AG REIT	8,427	113
Deutsche Annington Immobilien SE (a)	5,676	162
Deutsche Euroshop AG	6,440	293
Deutsche Wohnen AG (a)	3,427	71
Deutsche Wohnen AG	14,076	302
LEG Immobilien AG (a)	8,440	554
Prime Office AG (a)	23,969	96
		1,591
Hong Kong (11.2%)
Hang Lung Properties Ltd.	97,000	279
Henderson Land Development Co., Ltd.	60,231	353
Hongkong Land Holdings Ltd.	257,500	1,665
Hysan Development Co., Ltd.	207,921	906
Kerry Properties Ltd.	101,699	339
Link REIT (The)	265,664	1,307
New World Development Co., Ltd.	666,288	671
Sino Land Co., Ltd.	144,478	213
Sun Hung Kai Properties Ltd.	299,804	3,676
Swire Properties Ltd.	141,300	404
Wharf Holdings Ltd.	199,816	1,279
		11,092
Italy (0.2%)
Beni Stabili SpA REIT	185,767	160

Japan (14.1%)
Activia Properties, Inc. REIT	35	282
Advance Residence Investment Corp. REIT	25	53
Daiwa House Investment Corp. REIT	13	52
Hulic Co., Ltd.	32,000	437
Industrial & Infrastructure Fund Investment Corp. REIT	4	33
Japan Real Estate Investment Corp. REIT	131	657
Japan Retail Fund Investment Corp. REIT	179	352
Mitsubishi Estate Co., Ltd.	157,000	3,736
Mitsui Fudosan Co., Ltd.	114,000	3,471
Nippon Building Fund, Inc. REIT	189	986
Nippon Prologis, Inc. REIT	135	272
Orix, Inc. J-REIT	217	271
Sumitomo Realty & Development Co., Ltd.	67,000	2,618
Tokyo Tatemono Co., Ltd.	57,000	488
United Urban Investment Corp. REIT	147	216
		13,924
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	—

Netherlands (0.8%)
Corio N.V. REIT	6,556	300
Eurocommercial Properties N.V. CVA REIT	6,278	276
Vastned Retail N.V. REIT	886	43
Wereldhave N.V. REIT	1,968	168
		787
Norway (0.2%)
Norwegian Property ASA	137,247	166

Singapore (2.5%)
Ascendas Real Estate Investment Trust REIT	159,000	286
CapitaCommercial Trust REIT	78,000	92
CapitaLand Ltd.	215,000	495
CapitaMall Trust REIT	216,000	324
CapitaMalls Asia Ltd.	77,000	110
City Developments Ltd.	35,000	282
Global Logistic Properties Ltd.	142,000	299
Keppel REIT	40,000	36
SPH REIT	317,000	247
UOL Group Ltd.	69,000	343
		2,514
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	5,800	83

Sweden (0.7%)
Atrium Ljungberg AB, Class B	8,927	135
Castellum AB	6,364	106
Fabege AB	5,044	66
Hufvudstaden AB, Class A	28,811	407
		714
Switzerland (0.9%)
Mobimo Holding AG (Registered) (a)	170	36
PSP Swiss Property AG (Registered) (a)	7,011	659
Swiss Prime Site AG (Registered) (a)	2,699	230
		925
United Kingdom (6.2%)
British Land Co., PLC REIT	109,288	1,193
Capital & Counties Properties PLC	27,224	159
Capital & Regional PLC	188,538	148
Derwent London PLC REIT	9,064	410
Grainger PLC	32,721	132
Great Portland Estates PLC REIT	29,682	312
Hammerson PLC REIT	90,605	838
Intu Properties PLC REIT	71,961	339
Land Securities Group PLC REIT	76,239	1,299
LXB Retail Properties PLC (a)	169,987	354
Quintain Estates & Development PLC (a)	94,430	162
Safestore Holdings PLC REIT	64,814	256
Segro PLC REIT	28,143	156
Shaftesbury PLC REIT	18,805	206
ST Modwen Properties PLC	7,245	48
Unite Group PLC	17,613	128
		6,140
United States (46.0%)
Acadia Realty Trust REIT	9,061	239
Alexandria Real Estate Equities, Inc. REIT	6,240	453
Ashford Hospitality Prime, Inc. REIT	1,096	17
Ashford Hospitality Trust, Inc. REIT	6,868	77
AvalonBay Communities, Inc. REIT	22,323	2,931
Boston Properties, Inc. REIT	15,233	1,745
BRE Properties, Inc. REIT	5,392	339
Brookfield Property Partners LP (a)	15,854	296
Camden Property Trust REIT	15,860	1,068
Cousins Properties, Inc. REIT	28,993	333

DCT Industrial Trust, Inc. REIT	48,160	379
DDR Corp. REIT	5,610	92
Duke Realty Corp. REIT	41,210	696
Equity Lifestyle Properties, Inc. REIT	16,230	660
Equity Residential REIT	63,539	3,685
Essex Property Trust, Inc. REIT	1,317	224
Federal Realty Investment Trust REIT	3,601	413
Forest City Enterprises, Inc., Class A (a)	30,433	581
General Growth Properties, Inc. REIT	87,125	1,917
HCP, Inc. REIT	25,832	1,002
Health Care, Inc. REIT	5,480	327
Healthcare Realty Trust, Inc. REIT	26,217	633
Host Hotels & Resorts, Inc. REIT	179,509	3,633
Hudson Pacific Properties, Inc. REIT	18,070	417
Lexington Realty Trust REIT	3,800	41
Liberty Property Trust REIT	4,730	175
Macerich Co. (The) REIT	23,728	1,479
Mack-Cali Realty Corp. REIT	31,513	655
Mid-America Apartment Communities, Inc. REIT	4,081	279
National Retail Properties, Inc. REIT	18,590	638
ProLogis, Inc. REIT	29,599	1,209
PS Business Parks, Inc. REIT	3,278	274
Public Storage REIT	13,996	2,358
Realty Income Corp. REIT	920	38
Regency Centers Corp. REIT	34,369	1,755
Rexford Industrial Realty, Inc. REIT	4,690	66
Senior Housing Properties Trust REIT	56,614	1,272
Simon Property Group, Inc. REIT	38,922	6,383
Sovran Self Storage, Inc. REIT	2,580	189
Starwood Hotels & Resorts Worldwide, Inc.	18,006	1,433
Summit Hotel Properties, Inc. REIT	520	5
Tanger Factory Outlet Centers, Inc. REIT	11,844	415
Taubman Centers, Inc. REIT	7,117	504
Ventas, Inc. REIT	17,720	1,073
Vornado Realty Trust REIT	31,094	3,065
Winthrop Realty Trust REIT	1,574	18
		45,481
Total Common Stocks (Cost $74,373)		98,042

	No. of Rights
Rights (0.1%)
Hong Kong (0.1%)
New World Development Co., Ltd. (a)	219,763	45

United Kingdom (0.0%)
Intu Properties PLC REIT (a)	20,560	33
Total Rights (Cost $—)		78

	Shares	Value (000)
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $664)	664,267	664

Total Investments (99.9%) (Cost $75,037) (f)+	98,784
Other Assets in Excess of Liabilities (0.1%)	131
Net Assets (100.0%)	$98,915

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed illiquid at March 31, 2014.
(d)

At March 31, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $49,351,000 and 49.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $75,037,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,747,000 of which approximately $25,247,000 related to appreciated securities and approximately $1,500,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (29.4%)
Agency Fixed Rate Mortgages (2.2%)
United States (2.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 11/1/42	$186		$191
6.50%, 5/1/29	—	@	—	@
Federal National Mortgage Association,
April TBA:
5.00%, 4/1/44 (a)	892		973
4.00%, 4/1/44 (a)	70		73
Conventional Pools:
4.00%, 11/1/41 — 7/1/43	531		553
5.00%, 1/1/41 — 3/1/41	251		275
5.50%, 2/1/38	73		82
6.00%, 1/1/38	71		79
6.50%, 8/1/38	11		13
May TBA:
3.50%, 5/1/44 (a)	490		491
4.50%, 5/1/44 (a)	770		819
Government National Mortgage Association,
April TBA:
3.50%, 4/1/44 (a)	235		240
4.00%, 4/1/44 (a)	218		229
4.50%, 4/1/44 (a)	170		183
Various Pool
4.50%, 8/15/39	56		61
Total Agency Fixed Rate Mortgages (Cost $4,277)			4,262

Asset-Backed Securities (0.4%)
United States (0.4%)
Ally Auto Receivables Trust,
0.97%, 8/17/15	—	@	—	@
Brazos Student Finance Corp.,
1.13%, 6/25/35 (b)	24		24
CVS Pass-Through Trust,
6.04%, 12/10/28	192		216
Louisiana Public Facilities Authority,
1.14%, 4/26/27 (b)	168		169
North Carolina State Education Assistance Authority,
1.04%, 7/25/25 (b)	100		101
PFS Financing Corp.,
1.66%, 10/17/16 (b)(c)	180		181
Total Asset-Backed Securities (Cost $661)			691
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99		94
2.40%, 6/25/22	245		234
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)			328

Commercial Mortgage-Backed Securities (0.7%)
United States (0.7%)
CGBAM Commercial Mortgage Trust,
1.26%, 5/15/30 (b)(c)		114	114
COMM Mortgage Trust,
2.85%, 10/15/45		100	96
3.28%, 1/10/46		45	44
Commercial Mortgage Pass-Through Certificates,
0.96%, 3/15/29 (b)(c)		122	122
2.82%, 10/15/45		57	55
3.96%, 3/10/47		144	148
4.24%, 2/10/47 (b)		77	81
Extended Stay America Trust,
2.96%, 12/5/31 (c)		100	100
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		105	112
NLY Commercial Mortgage Trust,
1.36%, 11/15/30 (b)(c)		132	132
Queens Center Mortgage Trust,
3.28%, 1/11/37 (c)		78	74
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	40
Wells Fargo Commercial Mortgage Trust,
1.18%, 2/15/27		199	199
2.92%, 10/15/45		62	60
Total Commercial Mortgage-Backed Securities (Cost $1,393)			1,377

Corporate Bonds (7.0%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	111
5.13%, 9/10/19	EUR	100	160
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$70		72
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)		50	55
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	96
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)		105	116
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	204
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	78
			917
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	126

Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		50	52
Vale Overseas Ltd.,
5.63%, 9/15/19		145	161
			213

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23	25		24
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	35		39
Goldcorp, Inc.,
3.70%, 3/15/23	100		94
			157
Chile (0.1%)
ENTEL Chile SA,
4.88%, 10/30/24 (c)	200		202

China (0.2%)
Baidu, Inc.,
3.25%, 8/6/18	225		231
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		193
			424
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		120

France (0.4%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	100	140
BNP Paribas SA,
5.00%, 1/15/21	$85		94
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	75
5.88%, 6/11/19	50		82
LVMH Moet Hennessy Louis Vuitton SA,
1.63%, 6/29/17 (c)	$75		76
Societe Generale SA,
5.00%, 1/17/24 (c)	200		200
Veolia Environnement SA,
6.75%, 4/24/19	EUR	50	86
			753
Germany (0.1%)
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)	$100		103

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	130		145

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	170		171

Italy (0.1%)
Enel Finance International N.V.,
5.13%, 10/7/19 (c)	100		110
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	100		113
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	50

UniCredit SpA,
4.25%, 7/29/16	50		74
			347
Korea, Republic of (0.1%)
Export-Import Bank of Korea,
4.00%, 1/14/24	$200		207

Netherlands (0.3%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	200		200
3.63%, 10/6/17	EUR	50	75
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	$50		52
Series G
3.75%, 11/9/20	EUR	50	74
ING Bank N.V.,
5.25%, 6/5/18	50		81
5.80%, 9/25/23 (c)	$200		213
			695
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	74
Telefonica Emisiones SAU,
4.71%, 1/20/20	200		314
			388
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	70		106

Switzerland (0.3%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)	$125		129
4.00%, 6/15/21 (c)	50		53
Credit Suisse,
6.00%, 2/15/18	25		29
Novartis Capital Corp.,
3.40%, 5/6/24	150		150
UBS AG,
7.50%, 7/15/25	150		187
			548
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	200		206

United Kingdom (0.9%)
Abbey National Treasury Services PLC,
3.63%, 10/14/17	EUR	100	149
4.00%, 3/13/24	$50		51
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	50	78
Barclays Bank PLC,
6.00%, 1/23/18	50		79
6.05%, 12/4/17 (c)	$100		112
BAT International Finance PLC,
5.38%, 6/29/17	EUR	50	78

GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		$98	96
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	77
4.88%, 7/15/23 (c)		$100	108
HSBC Holdings PLC,
4.00%, 3/30/22		45	47
4.25%, 3/14/24		200	201
4.50%, 4/30/14	EUR	50	69
6.25%, 3/19/18		50	80
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	78
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	315
Standard Chartered PLC,
5.75%, 4/30/14	EUR	50	69
			1,687
United States (3.1%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		$30	32
Altria Group, Inc.,
2.85%, 8/9/22		30	28
5.38%, 1/31/44		55	58
American International Group, Inc.,
4.88%, 6/1/22		50	55
8.25%, 8/15/18		100	125
Amgen, Inc.,
5.15%, 11/15/41		50	52
Apple, Inc.,
2.40%, 5/3/23		100	93
AT&T, Inc.,
6.30%, 1/15/38		75	86
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	48
Bank of America Corp.,
4.00%, 4/1/24 (d)		120	120
5.00%, 1/21/44		70	72
5.70%, 1/24/22		50	57
Boston Properties LP,
3.85%, 2/1/23		75	76
Citigroup, Inc.,
3.88%, 10/25/23		50	50
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	23
8.50%, 5/22/19		80	102
CNA Financial Corp.,
5.75%, 8/15/21		95	110
Coca-Cola Co.,
3.20%, 11/1/23		100	99
Comcast Corp.,
6.40%, 5/15/38		25	31
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		10	11
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	49
5.25%, 1/31/20		35	39
Series N
6.50%, 1/31/19		90	107

Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	205
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		200	212
Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23		50	48
General Electric Capital Corp.,
5.30%, 2/11/21		100	113
MTN
5.88%, 1/14/38		25	30
Series G
6.00%, 8/7/19		145	170
Genworth Holdings, Inc.,
7.20%, 2/15/21		125	150
Gilead Sciences, Inc.,
4.80%, 4/1/44		75	77
Glencore Funding LLC,
4.13%, 5/30/23 (c)		100	96
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23		75	74
4.38%, 3/16/17	EUR	50	75
6.75%, 10/1/37	$125		144
Hewlett-Packard Co.,
3.75%, 12/1/20		100	102
4.65%, 12/9/21		35	37
HSBC Finance Corp.,
6.68%, 1/15/21		50	58
ING US, Inc.,
5.50%, 7/15/22		75	84
International Business Machines Corp.,
1.95%, 2/12/19		100	99
JPMorgan Chase & Co.,
3.20%, 1/25/23		25	24
3.88%, 2/1/24		70	71
4.25%, 10/15/20		50	53
4.63%, 5/10/21		140	153
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19		50	50
5.95%, 2/15/18		50	57
L-3 Communications Corp.,
4.75%, 7/15/20		80	84
4.95%, 2/15/21		75	80
Lowe’s Cos., Inc.,
5.00%, 9/15/43		50	53
Marathon Petroleum Corp.,
5.13%, 3/1/21		35	39
Medtronic, Inc.,
3.63%, 3/15/24		100	101
Merck & Co., Inc.,
2.80%, 5/18/23		100	95
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	55
National Retail Properties, Inc.,
3.30%, 4/15/23		50	47
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (c)		50	55
NBC Universal Media LLC,
4.38%, 4/1/21		130	141
5.95%, 4/1/41		25	30
NetApp, Inc.,
2.00%, 12/15/17		25	25

Ohio Power Co.,
5.38%, 10/1/21		75	87
Omnicom Group, Inc.,
3.63%, 5/1/22		30	30
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18		80	94
PepsiCo, Inc.,
3.60%, 3/1/24		100	100
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		60	74
8.75%, 5/1/19		110	141
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17		60	68
PPL WEM Holdings Ltd.,
3.90%, 5/1/16 (c)		60	63
Principal Financial Group, Inc.,
8.88%, 5/15/19		50	64
Prudential Financial, Inc.,
6.63%, 12/1/37		40	50
Santander Holdings USA, Inc.,
3.45%, 8/27/18		40	41
Spectra Energy Capital LLC,
7.50%, 9/15/38		50	60
Time Warner, Inc.,
7.70%, 5/1/32		25	34
UnitedHealth Group, Inc.,
1.40%, 10/15/17		25	25
4.25%, 3/15/43		25	24
Verizon Communications, Inc.,
3.85%, 11/1/42		50	42
6.55%, 9/15/43		75	92
Viacom, Inc.,
5.85%, 9/1/43		75	83
Weatherford International Ltd.,
4.50%, 4/15/22		50	52
Wells Fargo & Co.,
4.13%, 8/15/23		40	41
Series M
3.45%, 2/13/23		100	97
			5,897
Total Corporate Bonds (Cost $12,763)			13,412

Mortgages - Other (0.3%)
United States (0.3%)
Alternative Loan Trust,
6.00%, 5/25/36		261	222
Banc of America Funding Trust,
0.55%, 5/25/37 (b)		378	268
Total Mortgages - Other (Cost $503)			490

Sovereign (15.9%)
Australia (0.5%)
Australia Government Bond,
5.75%, 5/15/21	AUD	900	938

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		204

Canada (1.0%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	1,900	1,856

France (0.3%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	$200		199
France Government Bond OAT,
5.50%, 4/25/29	EUR	235	441
			640
Germany (0.7%)
Bundesrepublik Deutschland,
4.25%, 7/4/17 — 7/4/39	545		947
4.75%, 7/4/34	240		459
			1,406
Greece (1.1%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 — 2/24/42 (e)	2,158		2,162

Hungary (0.2%)
Hungary Government International Bond,
5.38%, 3/25/24	$52		52
5.75%, 11/22/23	310		322
			374
Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	200		215

Ireland (0.4%)
Ireland Government Bond,
3.90%, 3/20/23	EUR	475	714

Italy (1.4%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20	400		605
5.00%, 9/1/40	230		358
5.50%, 11/1/22	1,100		1,792
			2,755
Japan (1.5%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	90,000	916
Japan Government Thirty Year Bond,
1.70%, 6/20/33	170,000		1,717
2.00%, 9/20/40	22,000		228
			2,861
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$400		438

Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17	200		214

Mexico (0.6%)
Mexican Bonos,
10.00%, 12/5/24	MXN	7,500	745
Petroleos Mexicanos,
4.88%, 1/24/22	$390		408
			1,153
Netherlands (0.6%)
Bank Nederlandse Gemeenten,
0.88%, 2/21/17 (c)	350		349
Netherlands Government Bond,
4.00%, 7/15/19 (c)	EUR	510	815
			1,164
Norway (0.2%)
Norway Government Bond,
3.75%, 5/25/21	NOK	1,750	315

Poland (0.5%)
Poland Government Bond,
5.75%, 10/25/21	PLN	2,000	733
Poland Government International Bond,
5.00%, 3/23/22	$180		197
			930
Portugal (3.1%)
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15 (c)	EUR	215	308
4.20%, 10/15/16 (c)	1,000		1,470
5.65%, 2/15/24 (c)	1,873		2,916
6.40%, 2/15/16 (c)	780		1,176
			5,870
Qatar (0.1%)
Qatar Government International Bond,
4.00%, 1/20/15 (c)	$150		154

South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,600	147

Spain (1.1%)
Spain Government Bond,
4.20%, 1/31/37	EUR	175	247
4.40%, 10/31/23 (c)	800		1,214
5.85%, 1/31/22	390		652
			2,113
Supernational (0.3%)
European Union,
2.75%, 6/3/16	400		581

Sweden (1.0%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	9,300	1,359
4.25%, 3/12/19	2,600		456
			1,815

United Kingdom (0.7%)
United Kingdom Gilt,
4.25%, 6/7/32 — 9/7/39	GBP	700	1,319
Total Sovereign (Cost $28,947)			30,338

U.S. Treasury Securities (2.7%)
United States (2.7%)
U.S. Treasury Bond,
3.50%, 2/15/39	$1,000		1,004
U.S. Treasury Notes,
1.50%, 6/30/16	1,450		1,480
2.38%, 6/30/18	2,500		2,594
Total U.S. Treasury Securities (Cost $4,996)			5,078
Total Fixed Income Securities (Cost $53,891)			55,976

	Shares	Value (000)
Common Stocks (49.0%)
Australia (0.7%)
AGL Energy Ltd.	677	9
Alumina Ltd. (f)	6,719	7
Amcor Ltd.	2,089	20
AMP Ltd.	5,422	25
ASX Ltd.	375	13
Australia & New Zealand Banking Group Ltd.	4,252	131
BHP Billiton Ltd.	4,416	149
Brambles Ltd.	2,286	20
Coca-Cola Amatil Ltd.	403	4
Commonwealth Bank of Australia	1,913	138
CSL Ltd.	753	49
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	11
GPT Group REIT	5,677	19
Incitec Pivot Ltd.	3,211	9
Insurance Australia Group Ltd.	3,794	20
Leighton Holdings Ltd.	311	6
Macquarie Group Ltd.	530	29
National Australia Bank Ltd.	3,145	104
Newcrest Mining Ltd. (f)	987	9
Orica Ltd.	817	17
Origin Energy Ltd.	1,806	24
Orora Ltd.	2,089	3
QBE Insurance Group Ltd.	2,540	30
Recall Holdings Ltd. (f)	457	2
Rio Tinto Ltd.	594	35
Santos Ltd.	1,398	17
Shopping Centres Australasia Property Group REIT	320	—	@
Stockland REIT	6,279	22
Suncorp Group Ltd.	2,222	26
Sydney Airport	562	2
TABCORP Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	26
Transurban Group	2,557	17
Treasury Wine Estates Ltd.	1,224	4
Wesfarmers Ltd.	1,504	57
Westfield Group REIT	3,501	33
Westfield Retail Trust REIT (f)	3,570	10

Westpac Banking Corp.	3,768	121
Woodside Petroleum Ltd.	832	30
Woolworths Ltd.	1,601	53
		1,303
Austria (0.1%)
Erste Group Bank AG	2,217	76
Immofinanz AG (f)	955	4
Raiffeisen Bank International AG	319	11
Verbund AG, Class A	128	3
Voestalpine AG	270	12
		106
Belgium (0.2%)
Ageas	374	17
Anheuser-Busch InBev N.V.	1,713	180
Colruyt SA	199	11
Delhaize Group SA	105	8
Groupe Bruxelles Lambert SA	202	20
KBC Groep N.V.	1,646	101
Solvay SA, Class A	98	15
Umicore SA	216	11
Viohalco SA (f)	557	4
		367
Bermuda (0.0%)
Brookfield Property Partners LP	40	1

Canada (0.9%)
Agnico-Eagle Mines Ltd.	200	6
Agrium, Inc.	200	19
Bank of Montreal	500	33
Bank of Nova Scotia	800	46
Barrick Gold Corp.	37,100	662
BCE, Inc.	1,000	43
Blackberry Ltd. (f)	500	4
Brookfield Asset Management, Inc., Class A	700	29
Cameco Corp.	500	11
Canadian Imperial Bank of Commerce	500	43
Canadian National Railway Co.	1,000	56
Canadian Natural Resources Ltd.	1,000	38
Canadian Pacific Railway Ltd.	200	30
Cenovus Energy, Inc.	800	23
Crescent Point Energy Corp.	300	11
Eldorado Gold Corp.	600	3
Enbridge, Inc.	900	41
Encana Corp.	900	19
Goldcorp, Inc.	800	20
Imperial Oil Ltd.	100	5
Kinross Gold Corp.	1,200	5
Magna International, Inc.	300	29
Manulife Financial Corp.	2,900	56
National Bank of Canada	400	16
Penn West Petroleum Ltd.	500	4
Potash Corp. of Saskatchewan, Inc.	900	33
Power Corp. of Canada	600	16
Rogers Communications, Inc., Class B	400	17
Royal Bank of Canada	1,200	79
Shoppers Drug Mart Corp.	500	28

Silver Wheaton Corp.	400	9
Sun Life Financial, Inc.	800	28
Suncor Energy, Inc.	1,600	56
Talisman Energy, Inc.	1,000	10
Teck Resources Ltd., Class B	500	11
Thomson Reuters Corp.	500	17
Toronto-Dominion Bank (The)	1,800	84
TransCanada Corp.	600	27
Yamana Gold, Inc.	900	8
		1,675
Chile (0.0%)
Antofagasta PLC	2,119	30

China (0.0%)
Wynn Macau Ltd. (g)	2,800	12

Denmark (0.2%)
AP Moeller - Maersk A/S	1	12
AP Moeller - Maersk A/S Series B	2	24
Carlsberg A/S Series B	111	11
Danske Bank A/S	684	19
DSV A/S	376	12
Novo Nordisk A/S	4,075	186
Novozymes A/S Series B	330	14
Vestas Wind Systems A/S (f)	387	16
		294
Finland (0.1%)
Elisa Oyj	277	8
Fortum Oyj	651	15
Kesko Oyj, Class B	66	3
Kone Oyj, Class B	584	24
Metso Oyj	204	7
Nokia Oyj (f)	5,675	42
Nokian Renkaat Oyj	240	10
Sampo, Class A	605	31
Stora Enso Oyj, Class R	1,002	11
UPM-Kymmene Oyj	554	9
Valmet Corp.	204	2
Wartsila Oyj	291	16
		178
France (1.9%)
Aeroports de Paris (ADP)	55	7
Air Liquide SA	470	64
Airbus Group N.V.	675	48
Alcatel-Lucent (f)	7,434	29
Alstom SA	406	11
AXA SA	3,059	80
BNP Paribas SA	8,456	654
Bouygues SA	355	15
Cap Gemini SA	333	25
Carrefour SA	1,347	52
Casino Guichard Perrachon SA	58	7
CGG SA (f)	292	5
Christian Dior SA	127	24
Cie de St-Gobain	696	42
Cie Generale des Etablissements Michelin Series B	364	46

Credit Agricole SA (f)	9,106	144
Danone SA	1,328	94
Electricite de France SA	431	17
Essilor International SA	303	31
Fonciere Des Regions REIT	53	5
GDF Suez	1,973	54
Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	12
Klepierre REIT	187	8
L’Oreal SA	665	110
Lafarge SA	345	27
Legrand SA	195	12
LVMH Moet Hennessy Louis Vuitton SA	315	57
Natixis	6,041	44
Orange SA	2,874	43
Pernod-Ricard SA	567	66
Peugeot SA (f)	39,062	738
Publicis Groupe SA	312	28
Remy Cointreau SA	26	2
Renault SA	330	32
Safran SA	251	17
Sanofi	776	81
Schneider Electric SA	782	70
SES SA	614	23
Societe Generale SA	6,057	374
Sodexo	272	29
Technip SA	158	16
Thales SA	156	10
Total SA	2,225	146
Unibail-Rodamco SE REIT	89	23
Vallourec SA	167	9
Veolia Environnement SA	586	12
Vinci SA	830	62
Vivendi SA	1,756	49
		3,559
Germany (0.7%)
Adidas AG	215	23
Allianz SE (Registered)	484	82
BASF SE	710	79
Bayer AG (Registered)	802	108
Bayerische Motoren Werke AG	433	55
Beiersdorf AG	103	10
Commerzbank AG (f)	6,400	118
Continental AG	103	25
Daimler AG (Registered)	829	78
Deutsche Bank AG (Registered)	838	38
Deutsche Boerse AG	187	15
Deutsche Lufthansa AG (Registered) (f)	220	6
Deutsche Post AG (Registered)	738	27
Deutsche Telekom AG (Registered)	2,616	42
E.ON SE	1,804	35
Esprit Holdings Ltd. (g)	2,874	5
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	226	16
Fresenius SE & Co., KGaA	165	26
HeidelbergCement AG	75	6
Henkel AG & Co., KGaA	328	33
Henkel AG & Co., KGaA (Preference)	360	39
Infineon Technologies AG	1,553	19

K&S AG (Registered)	108	4
Lanxess AG	64	5
Linde AG	186	37
Merck KGaA	118	20
Metro AG	342	14
Muenchener Rueckversicherungs AG (Registered)	249	54
Osram Licht AG (f)	69	4
Porsche Automobil Holding SE (Preference)	320	33
QIAGEN N.V. (f)	570	12
RWE AG	589	24
Salzgitter AG	88	3
SAP AG	960	78
Siemens AG (Registered)	696	94
Suedzucker AG	84	2
ThyssenKrupp AG (f)	249	7
Volkswagen AG	44	11
Volkswagen AG (Preference)	182	47
		1,337
Greece (0.1%)
Aegean Airlines SA (f)	45	—	@
Alpha Bank AE (f)	13,876	14
Athens Water Supply & Sewage Co., SA (The)	167	2
Diagnostic & Therapeutic Center of Athens Hygeia SA (f)	530	—	@
Ellaktor SA (f)	690	4
Elval - Hellenic Aluminium Industry SA (f)	91	—	@
Folli Follie SA (f)	353	13
Fourlis Holdings SA (f)	332	3
Frigoglass SA (f)	162	1
GEK Terna Holding Real Estate Construction SA (f)	1,253	7
Hellenic Exchanges - Athens Stock Exchange SA Holding	831	10
Hellenic Petroleum SA	347	3
Hellenic Telecommunications Organization SA (f)	2,767	46
Intracom Holdings SA (Registered) (f)	1,206	1
Intralot SA-Integrated Lottery Systems & Services	2,167	7
JUMBO SA (f)	415	7
Marfin Investment Group Holdings SA (f)	6,179	5
Metka SA	287	5
MLS Multimedia SA (f)	101	1
Motor Oil Hellas Corinth Refineries SA	451	6
Mytilineos Holdings SA (f)	759	7
National Bank of Greece SA (f)	3,806	21
OPAP SA	2,369	38
Piraeus Bank SA (f)	10,535	29
Piraeus Port Authority	55	2
Public Power Corp. SA	1,512	25
Sidenor Steel Products Manufacturing Co., SA (f)	396	1
Terna Energy SA (f)	431	3
Thessaloniki Port Authority SA	17	1
Titan Cement Co., SA (f)	628	22
		284
Hong Kong (0.2%)
Bank of East Asia Ltd.	3,240	13
BOC Hong Kong Holdings Ltd.	4,500	13
Cheung Kong Holdings Ltd.	2,000	33
CLP Holdings Ltd.	2,700	20
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	12
Hang Seng Bank Ltd.	1,700	27

Henderson Land Development Co., Ltd.	2,480	15
Hong Kong & China Gas Co., Ltd.	5,841	13
Hong Kong Exchanges and Clearing Ltd.	1,327	20
Hutchison Whampoa Ltd.	3,000	40
Kerry Logistics Network Ltd. (f)	750	1
Kerry Properties Ltd.	1,500	5
Link REIT (The)	2,754	14
MTR Corp., Ltd.	3,088	11
New World Development Co., Ltd.	5,037	5
Power Assets Holdings Ltd.	2,000	17
Sands China Ltd.	3,200	24
Sino Land Co., Ltd.	5,567	8
Sun Hung Kai Properties Ltd.	2,315	28
Swire Pacific Ltd., Class A	1,000	12
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	9
		348
Ireland (0.0%)
Bank of Ireland (f)	137,471	59
CRH PLC	832	23
Kerry Group PLC, Class A	153	12
		94
Italy (1.4%)
Assicurazioni Generali SpA	1,305	29
Atlantia SpA	346	9
Banca Monte dei Paschi di Siena SpA (f)	41,692	15
Banco Popolare SC (f)	197	4
Enel Green Power SpA	1,917	5
Enel SpA	6,864	39
Eni SpA	2,182	55
Exor SpA	94	4
Fiat SpA (f)	1,034	12
Finmeccanica SpA (f)	598	6
Intesa Sanpaolo SpA	339,187	1,152
Luxottica Group SpA	117	7
Mediobanca SpA (f)	766	9
Prysmian SpA	198	5
Saipem SpA	257	6
Snam SpA	1,686	10
Telecom Italia SpA	12,940	15
Terna Rete Elettrica Nazionale SpA	1,572	8
UniCredit SpA	126,043	1,154
Unione di Banche Italiane SCPA	6,386	60
		2,604
Japan (2.0%)
Aeon Co., Ltd.	2,900	33
Aisin Seiki Co., Ltd.	400	14
Ajinomoto Co., Inc.	3,000	43
Asahi Glass Co., Ltd.	2,000	12
Asahi Group Holdings Ltd.	1,500	42
Asahi Kasei Corp.	3,000	20
Astellas Pharma, Inc.	2,500	30
Bank of Yokohama Ltd. (The)	5,000	25
Bridgestone Corp.	1,200	42
Calbee, Inc.	100	2
Canon, Inc.	1,300	40

Central Japan Railway Co.	234	27
Chubu Electric Power Co., Inc. (f)	1,100	13
Chugoku Electric Power Co., Inc. (The)	700	10
Coca-Cola West Co., Ltd.	100	2
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	25
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	400	22
Daiwa House Industry Co., Ltd.	2,000	34
Daiwa Securities Group, Inc.	5,000	43
Denso Corp.	700	33
East Japan Railway Co.	500	37
Eisai Co., Ltd.	600	23
FamilyMart Co., Ltd.	100	4
FANUC Corp.	300	53
Fast Retailing Co., Ltd.	100	36
FUJIFILM Holdings Corp.	1,000	27
Fujitsu Ltd.	4,000	24
Hankyu Hanshin Holdings, Inc.	5,000	27
Hitachi Ltd.	5,000	37
Honda Motor Co., Ltd.	1,900	67
Hoya Corp.	900	28
Inpex Corp.	1,200	16
ITOCHU Corp.	2,200	26
Japan Tobacco, Inc.	3,046	95
JFE Holdings, Inc.	900	17
JX Holdings, Inc.	4,300	21
Kansai Electric Power Co., Inc. (The) (f)	1,200	12
Kao Corp.	1,600	57
KDDI Corp.	623	36
Keyence Corp.	200	82
Kintetsu Corp.	6,000	21
Kirin Holdings Co., Ltd.	3,000	42
Kobe Steel Ltd.	8,000	11
Komatsu Ltd.	1,600	33
Konica Minolta, Inc.	1,500	14
Kubota Corp.	3,000	40
Kuraray Co., Ltd.	1,000	11
Kyocera Corp.	600	27
Kyushu Electric Power Co., Inc.	800	10
Lawson, Inc.	100	7
LIXIL Group Corp.	1,100	30
Marubeni Corp.	3,000	20
MEIJI Holdings Co., Ltd.	100	6
Mitsubishi Chemical Holdings Corp.	3,500	14
Mitsubishi Corp.	1,800	33
Mitsubishi Electric Corp.	3,000	34
Mitsubishi Estate Co., Ltd.	2,000	48
Mitsubishi Heavy Industries Ltd.	7,000	41
Mitsui & Co., Ltd.	2,200	31
Mitsui Fudosan Co., Ltd.	2,000	61
Mitsui OSK Lines Ltd.	3,000	12
Mizuho Financial Group, Inc.	28,900	57
MS&AD Insurance Group Holdings	1,100	25
Murata Manufacturing Co., Ltd.	300	28
NEC Corp.	8,000	24
NGK Insulators Ltd.	1,000	21
Nidec Corp.	400	24
Nikon Corp.	800	13
Nintendo Co., Ltd.	100	12
Nippon Building Fund, Inc. REIT	4	21

Nippon Steel Sumitomo Metal Corp.	10,000	27
Nippon Telegraph & Telephone Corp.	700	38
Nippon Yusen KK	3,000	9
Nissan Motor Co., Ltd.	3,000	27
Nisshin Seifun Group, Inc.	300	3
Nissin Foods Holdings Co., Ltd.	100	4
Nitto Denko Corp.	300	14
NKSJ Holdings, Inc.	1,000	26
Nomura Holdings, Inc.	5,300	34
NTT DoCoMo, Inc.	2,100	33
Odakyu Electric Railway Co., Ltd.	3,000	26
Olympus Corp. (f)	500	16
Omron Corp.	700	29
Oriental Land Co., Ltd.	200	30
ORIX Corp.	1,710	24
Osaka Gas Co., Ltd.	5,000	19
Panasonic Corp.	2,800	32
Rakuten, Inc.	2,000	27
Ricoh Co., Ltd.	2,000	23
Rohm Co., Ltd.	300	13
Secom Co., Ltd.	500	29
Sekisui House Ltd.	2,000	25
Seven & I Holdings Co., Ltd.	2,400	92
Sharp Corp. (f)	2,000	6
Shikoku Electric Power Co., Inc. (f)	500	7
Shin-Etsu Chemical Co., Ltd.	500	29
Shionogi & Co., Ltd.	1,200	22
Shiseido Co., Ltd.	1,400	25
Shizuoka Bank Ltd. (The)	3,000	29
SMC Corp.	200	53
Softbank Corp.	1,100	83
Sony Corp.	1,300	25
Sumitomo Chemical Co., Ltd.	3,000	11
Sumitomo Corp.	1,900	24
Sumitomo Electric Industries Ltd.	1,200	18
Sumitomo Metal Mining Co., Ltd.	1,000	13
Sumitomo Mitsui Financial Group, Inc.	1,900	81
Sumitomo Mitsui Trust Holdings, Inc.	5,000	23
Sumitomo Realty & Development Co., Ltd.	1,000	39
Suntory Beverage & Food Ltd.	200	7
Suzuki Motor Corp.	700	18
T&D Holdings, Inc.	1,700	20
Takeda Pharmaceutical Co., Ltd.	900	43
TDK Corp.	400	17
Terumo Corp.	1,000	22
Tohoku Electric Power Co., Inc.	1,000	10
Tokio Marine Holdings, Inc.	1,100	33
Tokyo Electric Power Co., Inc. (f)	3,400	14
Tokyo Electron Ltd.	500	31
Tokyo Gas Co., Ltd.	4,000	20
Tokyu Corp.	3,000	18
Toray Industries, Inc.	3,000	20
Toshiba Corp.	5,000	21
Toyota Industries Corp.	800	38
Toyota Motor Corp.	3,400	191
Unicharm Corp.	200	11
West Japan Railway Co.	400	16
Yahoo! Japan Corp.	4,700	23
Yakult Honsha Co., Ltd.	100	5
Yamada Denki Co., Ltd.	2,500	8

Yamato Holdings Co., Ltd.	400	9
		3,718
Kazakhstan (0.0%)
Kazakhmys PLC	1,579	7

Netherlands (0.3%)
Akzo Nobel N.V.	388	32
ArcelorMittal	1,340	22
ASML Holding N.V.	509	47
CNH Industrial N.V. (f)	777	9
Corio N.V. REIT	116	5
Fugro N.V. CVA	96	6
Heineken Holding N.V.	103	7
Heineken N.V.	850	59
ING Groep N.V. CVA (f)	5,653	80
Koninklijke Ahold N.V.	2,557	51
Koninklijke KPN N.V. (f)	1,823	6
Koninklijke Philips N.V.	1,872	66
Koninklijke Vopak N.V.	116	7
PostNL N.V. (f)	656	3
TNT Express N.V.	586	6
Unilever N.V. CVA	3,619	149
		555
Norway (0.1%)
Aker Solutions ASA	246	4
DnB ASA	2,312	40
Kvaerner ASA	246	1
Norsk Hydro ASA	1,778	9
Orkla ASA	1,990	17
REC Silicon ASA (f)	1,171	1
Statoil ASA	2,284	64
Subsea 7 SA	420	8
Telenor ASA	995	22
Yara International ASA	352	15
		181
Poland (0.0%)
Jeronimo Martins SGPS SA	2,594	44

Portugal (0.2%)
Altri SGPS SA	849	3
Banco BPI SA (f)	4,657	12
Banco Comercial Portugues SA (f)	198,689	62
Banco Espirito Santo SA (Registered) (f)	40,785	77
EDP - Energias de Portugal SA	17,512	81
Galp Energia SGPS SA	2,980	52
Mota-Engil SGPS SA	515	4
Portucel SA	656	3
Portugal Telecom SGPS SA (Registered)	9,777	42
Sonae	2,879	5
Sonaecom - SGPS SA	1,314	4
Zon Optimus SGPS SA	645	5
		350
Russia (0.4%)
Gazprom OAO ADR	22,901	177
Lukoil OAO ADR	2,088	116

Magnit OJSC GDR	1,069	59
MegaFon OAO GDR	338	9
MMC Norilsk Nickel OJSC ADR	2,199	37
Mobile Telesystems OJSC ADR	2,000	35
NovaTek OAO (Registered GDR)	343	38
Rosneft OAO (Registered GDR)	4,631	31
RusHydro JSC ADR	4,439	7
Sberbank of Russia ADR	10,749	105
Severstal OAO GDR	786	6
Sistema JSFC GDR	467	10
Surgutneftegas OJSC ADR	5,519	41
Tatneft OAO ADR	951	32
Uralkali OJSC GDR	1,057	25
VTB Bank OJSC (Registerd GDR)	10,422	23
		751
South Africa (0.1%)
SABMiller PLC	5,455	272

Spain (0.4%)
Abertis Infraestructuras SA	497	11
ACS Actividades de Construccion y Servicios SA	323	13
Amadeus IT Holding SA, Class A	300	12
Banco Bilbao Vizcaya Argentaria SA	6,136	74
Banco de Sabadell SA	29,668	92
Banco Popular Espanol SA	9,394	71
Banco Santander SA	10,935	104
Bankia SA (f)	26,830	57
CaixaBank SA	9,318	60
Distribuidora Internacional de Alimentacion SA	1,566	14
EDP Renovaveis SA	2,930	19
Enagas SA	359	11
Ferrovial SA	526	11
Gas Natural SDG SA	327	9
Grifols SA	139	8
Grifols SA, Class B	19	1
Iberdrola SA	4,724	33
Inditex SA	281	42
International Consolidated Airlines Group SA (f)	1,797	13
Red Electrica Corp., SA	144	12
Repsol SA	1,442	37
Telefonica SA	4,272	68
		772
Sweden (0.8%)
Alfa Laval AB	1,433	39
Assa Abloy AB, Class B	1,134	61
Atlas Copco AB, Class A	2,752	80
Atlas Copco AB, Class B	1,447	40
Boliden AB	904	14
Electrolux AB, Class B	644	14
Hennes & Mauritz AB, Class B	3,058	130
Hexagon AB, Class B	800	27
Husqvarna AB, Class B	486	4
Investment AB Kinnevik	376	14
Investor AB, Class B	1,472	53
Millicom International Cellular SA SDR	268	27
Nordea Bank AB	10,414	148
Ratos AB, Class B	242	2
Sandvik AB	3,965	56

Scania AB, Class B	1,119	33
Skandinaviska Enskilda Banken AB	7,682	105
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	31
Svenska Cellulosa AB SCA, Class B	2,542	75
Svenska Handelsbanken AB, Class A	2,527	127
Swedbank AB, Class A	1,753	47
Swedish Match AB	1,654	54
Tele2 AB, Class B	1,116	14
Telefonaktiebolaget LM Ericsson, Class B	10,055	134
TeliaSonera AB	14,846	112
Volvo AB, Class B	5,564	88
		1,548
Switzerland (2.4%)
ABB Ltd. (Registered) (f)	9,136	237
Actelion Ltd. (Registered) (f)	826	78
Adecco SA (Registered) (f)	856	71
Aryzta AG (f)	88	8
Baloise Holding AG (Registered)	328	41
Barry Callebaut AG (Registered) (f)	2	3
Cie Financiere Richemont SA (Registered)	1,741	167
Coca-Cola HBC AG (f)	727	18
Credit Suisse Group AG (Registered) (f)	4,492	145
GAM Holding AG (f)	1,136	21
Geberit AG (Registered)	272	89
Givaudan SA (Registered) (f)	43	67
Holcim Ltd. (Registered) (f)	803	67
Julius Baer Group Ltd. (f)	872	39
Kuehne & Nagel International AG (Registered)	257	36
Lindt & Spruengli AG	1	5
Lonza Group AG (Registered) (f)	409	42
Nestle SA (Registered)	13,749	1,036
Novartis AG (Registered)	4,021	341
Roche Holding AG (Genusschein)	3,741	1,124
Schindler Holding AG	292	43
SGS SA (Registered)	41	101
Sonova Holding AG (Registered) (f)	429	63
Swatch Group AG (The)	117	74
Swiss Life Holding AG (Registered) (f)	132	32
Swiss Re AG (f)	487	45
Syngenta AG (Registered)	460	174
UBS AG (Registered) (f)	13,619	281
Zurich Insurance Group AG (f)	679	209
		4,657
United Kingdom (5.2%)
3i Group PLC	4,963	33
Admiral Group PLC	1,371	33
AMEC PLC	1,662	31
Anglo American PLC	4,826	123
ARM Holdings PLC	9,016	152
Associated British Foods PLC	363	17
AstraZeneca PLC	3,073	199
Aviva PLC	14,316	114
BAE Systems PLC	18,477	128
Barclays PLC	82,361	321
BG Group PLC	11,049	206
BHP Billiton PLC	7,996	247
BP PLC	42,651	342

British American Tobacco PLC	8,605	479
British Land Co., PLC REIT	5,003	55
British Sky Broadcasting Group PLC	7,459	114
BT Group PLC	49,753	317
Burberry Group PLC	1,622	38
Cairn Energy PLC (f)	2,702	8
Capita PLC	4,187	77
Centrica PLC	23,157	128
Compass Group PLC	10,623	162
Diageo PLC	11,431	355
Experian PLC	5,734	103
G4S PLC	13,331	54
GlaxoSmithKline PLC	9,930	265
Glencore Xstrata PLC (f)	29,369	151
Hammerson PLC REIT	3,958	37
HSBC Holdings PLC	28,958	293
ICAP PLC	2,393	15
Imperial Tobacco Group PLC	5,073	205
Inmarsat PLC	860	10
Intu Properties PLC REIT	3,113	15
Investec PLC	2,907	24
J Sainsbury PLC	1,255	7
Johnson Matthey PLC	960	52
Land Securities Group PLC REIT	4,269	73
Legal & General Group PLC	23,729	81
Lloyds Banking Group PLC (f)	97,907	123
Man Group PLC	8,436	14
Marks & Spencer Group PLC	5,352	40
National Grid PLC	13,973	192
Next PLC	1,228	135
Old Mutual PLC	19,436	65
Petrofac Ltd.	1,454	35
Prudential PLC	13,665	289
Randgold Resources Ltd.	323	24
Reckitt Benckiser Group PLC	3,636	296
Reed Elsevier PLC	7,017	107
Resolution Ltd.	7,959	40
Rexam PLC	3,855	31
Rio Tinto PLC	5,060	282
Rolls-Royce Holdings PLC (f)	12,280	220
Royal Bank of Scotland Group PLC (f)	12,080	63
Royal Dutch Shell PLC, Class A	11,092	405
Royal Dutch Shell PLC, Class B	8,887	347
RSA Insurance Group PLC	19,673	29
Schroders PLC	497	22
Segro PLC REIT	4,169	23
Severn Trent PLC	1,079	33
Shire PLC	4,249	209
Signet Jewelers Ltd.	414	44
Smith & Nephew PLC	5,772	87
Smiths Group PLC	2,245	48
SSE PLC	4,267	105
Standard Chartered PLC	5,472	114
Standard Life PLC	10,449	66
Tate & Lyle PLC	471	5
Tesco PLC	34,831	172
Tullow Oil PLC	4,038	50
Unilever PLC	5,941	254
United Utilities Group PLC	3,293	43
Vodafone Group PLC (f)	128,350	473
Weir Group PLC (The)	985	42

WM Morrison Supermarkets PLC	13,224	47
Wolseley PLC	1,199	68
WPP PLC	12,234	253
		9,959

United States (30.6%)
3M Co.	4,129	560
AAON, Inc.	350	10
Aaron’s, Inc.	1,372	41
Abbott Laboratories	5,682	219
AbbVie, Inc.	4,882	251
Accenture PLC, Class A	2,786	222
Actuant Corp., Class A	1,254	43
Acuity Brands, Inc.	299	40
Adobe Systems, Inc. (f)	974	64
ADT Corp. (The)	13	—	@
Advance Auto Parts, Inc.	340	43
AES Corp.	374	5
Aetna, Inc.	385	29
Agilent Technologies, Inc.	203	11
Alexander & Baldwin, Inc.	433	18
Alexion Pharmaceuticals, Inc. (f)	221	34
Allergan, Inc.	965	120
Alpha Natural Resources, Inc. (f)	109	—	@
Altera Corp.	401	15
Altria Group, Inc.	10,529	394
Amazon.com, Inc. (f)	1,483	499
Ameren Corp.	189	8
American Electric Power Co., Inc.	752	38
American Express Co.	15,874	1,429
American International Group, Inc.	8,100	405
American Tower Corp. REIT	558	46
Ameriprise Financial, Inc.	201	22
AmerisourceBergen Corp.	454	30
AMETEK, Inc.	798	41
Amgen, Inc.	2,768	341
Amphenol Corp., Class A	484	44
Anadarko Petroleum Corp.	3,912	332
Analog Devices, Inc.	152	8
Analogic Corp.	329	27
Annaly Capital Management, Inc. REIT	1,117	12
Apache Corp.	229	19
Apple, Inc.	3,055	1,640
Arch Coal, Inc.	9,723	47
Archer-Daniels-Midland Co.	596	26
Arkansas Best Corp.	769	28
AT&T, Inc.	17,038	598
Automatic Data Processing, Inc.	411	32
Avery Dennison Corp.	471	24
Avon Products, Inc.	388	6
Baker Hughes, Inc.	741	48
Balchem Corp.	278	14
Bank of America Corp.	49,628	854
Bank of New York Mellon Corp. (The)	1,149	41
Baxter International, Inc.	3,758	277
BB&T Corp.	1,116	45
Beam, Inc.	132	11
Becton Dickinson and Co.	363	43
Bed Bath & Beyond, Inc. (f)	391	27
Belden, Inc.	560	39

Berkshire Hathaway, Inc., Class B (f)	4,000	500
Biogen Idec, Inc. (f)	1,250	382
BlackRock, Inc.	1,249	393
Boeing Co. (The)	2,731	343
Boston Properties, Inc. REIT	158	18
Boston Scientific Corp. (f)	786	11
Bristol-Myers Squibb Co.	9,568	497
Broadcom Corp., Class A	437	14
Brown-Forman Corp., Class B	112	10
Bunge Ltd.	134	11
C.H. Robinson Worldwide, Inc.	209	11
Cablevision Systems Corp.	688	12
Cabot Oil & Gas Corp.	1,264	43
Callaway Golf Co.	1,891	19
Cameron International Corp. (f)	80	5
Campbell Soup Co.	186	8
Cantel Medical Corp.	245	8
Capital One Financial Corp.	201	16
Cardinal Health, Inc.	164	11
CareFusion Corp. (f)	496	20
Carnival Corp.	2	—	@
Cash America International, Inc.	1,028	40
Caterpillar, Inc.	3,832	381
CBS Corp., Class B	911	56
Celgene Corp. (f)	1,722	240
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	908	30
Cerner Corp. (f)	770	43
CF Industries Holdings, Inc.	7	2
Charles Schwab Corp. (The)	1,957	53
Chesapeake Energy Corp.	223	6
Chevron Corp.	7,032	836
Chipotle Mexican Grill, Inc. (f)	40	23
Church & Dwight Co., Inc.	124	9
Cigna Corp.	920	77
Cimarex Energy Co.	369	44
Cintas Corp.	169	10
CIRCOR International, Inc.	199	15
Cisco Systems, Inc.	20,077	450
CIT Group, Inc.	544	27
Citigroup, Inc.	13,930	663
Citrix Systems, Inc. (f)	333	19
Cliffs Natural Resources, Inc.	15	—	@
Clorox Co. (The)	118	10
CME Group, Inc.	191	14
Coach, Inc.	422	21
Coca-Cola Co.	7,537	291
Coca-Cola Enterprises, Inc.	338	16
Cognizant Technology Solutions Corp., Class A (f)	726	37
Colgate-Palmolive Co.	11,836	768
Comcast Corp., Class A	9,888	495
Comcast Corp. Special Class A	806	39
Comerica, Inc.	201	10
ConAgra Foods, Inc.	379	12
Concho Resources, Inc. (f)	109	13
ConocoPhillips	7,057	496
CONSOL Energy, Inc.	1,571	63
Consolidated Edison, Inc.	416	22
Constellation Brands, Inc., Class A (f)	148	13
Cooper Cos., Inc. (The)	307	42
Costco Wholesale Corp.	3,002	335

Covidien PLC	213	16
CR Bard, Inc.	402	59
Crown Castle International Corp.	635	47
CST Brands, Inc.	71	2
CSX Corp.	850	25
Cubic Corp.	321	16
Cummins, Inc.	9	1
Curtiss-Wright Corp.	683	43
CVS Caremark Corp.	12,852	962
Cytec Industries, Inc.	444	43
D.R. Horton, Inc.	1,881	41
Danaher Corp.	6,201	465
DaVita HealthCare Partners, Inc. (f)	282	19
Deere & Co.	22	2
Delta Air Lines, Inc.	1,254	43
Deltic Timber Corp.	68	4
DENTSPLY International, Inc.	924	43
Devon Energy Corp.	456	31
DIRECTV, Class A (f)	612	47
Discover Financial Services	705	41
Discovery Communications, Inc., Class A (f)	605	50
Discovery Communications, Inc., Class C (f)	605	47
Dominion Resources, Inc.	454	32
Dow Chemical Co. (The)	6,600	321
Dr. Pepper Snapple Group, Inc.	185	10
DTE Energy Co.	363	27
Duke Energy Corp.	3,155	225
Dun & Bradstreet Corp. (The)	144	14
Eagle Materials, Inc.	486	43
Eaton Corp., PLC	27	2
eBay, Inc. (f)	6,559	362
Ecolab, Inc.	29	3
Edison International	548	31
Edwards Lifesciences Corp. (f)	147	11
EI du Pont de Nemours & Co.	4,800	322
Eli Lilly & Co.	4,232	249
EMC Corp.	15,015	412
EMCOR Group, Inc.	885	41
Emerson Electric Co.	3,934	263
Encore Wire Corp.	136	7
Energizer Holdings, Inc.	56	6
EnerSys, Inc.	587	41
Ensign Group, Inc. (The)	160	7
Entergy Corp.	365	24
EOG Resources, Inc.	731	143
EQT Corp.	410	40
Equity Residential REIT	437	25
Estee Lauder Cos., Inc. (The), Class A	684	46
Exelon Corp.	799	27
Express Scripts Holding Co. (f)	2,660	200
Exxon Mobil Corp.	14,674	1,433
Facebook, Inc., Class A (f)	5,300	319
Fair Isaac Corp.	409	23
Fastenal Co.	14	1
FedEx Corp.	725	96
FEI Co.	416	43
Fifth Third Bancorp	1,665	38
Financial Engines, Inc.	713	36
FirstEnergy Corp.	491	17
Fluor Corp.	41	3
FMC Corp.	543	42

FMC Technologies, Inc. (f)	89	5
Ford Motor Co.	19,894	310
Franklin Electric Co., Inc.	362	15
Franklin Resources, Inc.	401	22
Freeport-McMoRan Copper & Gold, Inc.	34,800	1,151
Frontier Communications Corp.	723	4
General Dynamics Corp.	66	7
General Electric Co.	21,808	565
General Growth Properties, Inc. REIT	1,205	27
General Mills, Inc.	1,529	79
Gilead Sciences, Inc. (f)	4,673	331
Global Payments, Inc.	584	42
Goldman Sachs Group, Inc. (The)	2,125	348
Google, Inc., Class A (f)	758	845
Green Plains Renewable Energy, Inc.	1,425	43
Halliburton Co.	32,630	1,922
HCP, Inc. REIT	398	15
Health Care, Inc. REIT	437	26
Heartland Express, Inc.	1,367	31
Henry Schein, Inc. (f)	149	18
Herbalife Ltd.	80	5
Hershey Co. (The)	291	30
Hess Corp.	209	17
Hewlett-Packard Co.	4,706	152
Home Depot, Inc.	6,600	522
Honeywell International, Inc.	6,241	579
Hormel Foods Corp.	132	7
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	13
Illinois Tool Works, Inc.	26	2
Intel Corp.	11,863	306
IntercontinentalExchange Group, Inc.	115	23
Interface, Inc.	824	17
International Business Machines Corp.	3,546	683
International Speedway Corp., Class A	232	8
Interpublic Group of Cos., Inc. (The)	1,560	27
Intuit, Inc.	405	31
Intuitive Surgical, Inc. (f)	43	19
Invacare Corp.	357	7
Invesco Ltd.	752	28
Iron Mountain, Inc.	561	15
JM Smucker Co. (The)	98	10
Johnson & Johnson	10,320	1,014
Johnson Controls, Inc.	688	33
Jones Lang LaSalle, Inc.	353	42
Joy Global, Inc.	41	2
JPMorgan Chase & Co.	18,638	1,132
Juniper Networks, Inc. (f)	1,098	28
KB Home	2,259	38
Kellogg Co.	838	53
Keurig Green Mountain, Inc.	125	13
KeyCorp	1,279	18
Kimberly-Clark Corp.	3,344	369
Kimco Realty Corp. REIT	926	20
Kohl’s Corp.	382	22
Kraft Foods Group, Inc.	637	36
Kroger Co. (The)	1,406	61
L Brands, Inc.	450	26
Laboratory Corp. of America Holdings (f)	155	15
Landstar System, Inc.	709	42
Las Vegas Sands Corp.	147	12

Lennar Corp., Class A	1,023	41
Li & Fung Ltd. (g)	8,000	12
Liberty Global PLC, Class A (f)	339	14
Liberty Global PLC Series C (f)	1,299	53
Liberty Property Trust REIT	542	20
Lockheed Martin Corp.	14	2
Loews Corp.	968	43
Lorillard, Inc.	343	19
Lowe’s Cos., Inc.	7,042	344
M&T Bank Corp.	181	22
Macerich Co. (The) REIT	437	27
Mallinckrodt PLC (f)	26	2
Manpowergroup, Inc.	99	8
Marathon Oil Corp.	586	21
Marathon Petroleum Corp.	419	36
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	8,450	631
MAXIMUS, Inc.	878	39
McCormick & Co., Inc.	109	8
McDonald’s Corp.	4,074	399
McGraw Hill Financial, Inc.	496	38
McKesson Corp.	614	108
Mead Johnson Nutrition Co.	420	35
Medtronic, Inc.	7,145	440
Merck & Co., Inc.	7,922	450
Microsoft Corp.	24,114	988
Minerals Technologies, Inc.	626	40
Molson Coors Brewing Co., Class B	136	8
Mondelez International, Inc., Class A	4,264	147
Monsanto Co.	1,048	119
Monster Beverage Corp. (f)	128	9
Mosaic Co. (The)	26	1
Murphy Oil Corp.	416	26
Murphy USA, Inc. (f)	129	5
Nabors Industries Ltd.	1,800	44
NASDAQ OMX Group, Inc. (The)	170	6
National Oilwell Varco, Inc.	597	46
NetApp, Inc.	1,014	37
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (f)	534	17
Newmont Mining Corp.	25,744	603
News Corp., Class A (f)	1,494	26
News Corp., Class B (f)	256	4
NextEra Energy, Inc.	399	38
NII Holdings, Inc. (f)	90	—	@
NIKE, Inc., Class B	6,402	473
Noble Corp. PLC	201	7
Noble Energy, Inc.	356	25
Nordstrom, Inc.	124	8
Norfolk Southern Corp.	787	76
Northrop Grumman Corp.	17	2
O’Reilly Automotive, Inc. (f)	229	34
Occidental Petroleum Corp.	3,503	334
Olympic Steel, Inc.	169	5
Omnicom Group, Inc.	359	26
ONE Gas, Inc. (f)	102	4
ONEOK, Inc.	408	24
Oracle Corp.	14,707	602
PACCAR, Inc.	20	1
Patterson-UTI Energy, Inc.	1,363	43
Peabody Energy Corp.	703	11

Pentair Ltd.	6	—	@
People’s United Financial, Inc.	170	3
PepsiCo, Inc.	6,986	583
PerkinElmer, Inc.	921	42
Perrigo Co., PLC	255	39
Pfizer, Inc.	17,312	556
PG&E Corp.	544	24
Philip Morris International, Inc.	6,662	545
Phillips 66	2,437	188
Pioneer Natural Resources Co.	610	114
Pitney Bowes, Inc.	184	5
Plum Creek Timber Co., Inc. REIT	542	23
PNC Financial Services Group, Inc. (The)	2,010	175
Power Integrations, Inc.	650	43
PPL Corp.	571	19
Praxair, Inc.	26	3
Precision Castparts Corp.	174	44
Priceline.com, Inc. (f)	48	57
PrivateBancorp, Inc.	876	27
Procter & Gamble Co. (The)	13,042	1,051
ProLogis, Inc. REIT	397	16
Public Service Enterprise Group, Inc.	671	26
Public Storage REIT	151	25
PVH Corp.	357	45
QEP Resources, Inc.	1,472	43
Qualcomm, Inc.	9,876	779
Quest Diagnostics, Inc.	232	13
Range Resources Corp.	616	51
Rayonier, Inc. REIT	460	21
Raytheon Co.	20	2
Regions Financial Corp.	1,787	20
Republic Services, Inc.	596	20
Reynolds American, Inc.	299	16
Robert Half International, Inc.	201	8
Rockwell Automation, Inc.	9	1
Roper Industries, Inc.	312	42
Ross Stores, Inc.	416	30
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The)	1,026	41
Safeway, Inc.	219	8
Salesforce.com, Inc. (f)	549	31
SanDisk Corp.	382	31
Schlumberger Ltd.	5,019	489
Scripps Networks Interactive, Inc., Class A	143	11
Sempra Energy	431	42
Simon Property Group, Inc. REIT	1,488	244
SM Energy Co.	605	43
Sonic Automotive, Inc., Class A	475	11
Southern Co. (The)	666	29
Southwest Airlines Co.	1,779	42
Southwestern Energy Co. (f)	672	31
Spectra Energy Corp.	805	30
Sprint Corp. (f)	3,916	36
St. Jude Medical, Inc.	444	29
Staples, Inc.	425	5
Starbucks Corp.	4,097	301
State Street Corp.	432	30
Stericycle, Inc. (f)	235	27
Stewart Information Services Corp.	362	13
Stryker Corp.	405	33

SunTrust Banks, Inc.	631	25
Symantec Corp.	918	18
Sysco Corp.	1,428	52
T. Rowe Price Group, Inc.	362	30
Target Corp.	3,847	233
TE Connectivity Ltd.	167	10
Tenaris SA	473	10
Terex Corp.	1,011	45
Texas Instruments, Inc.	11,124	525
Textron, Inc.	1,097	43
Thermo Fisher Scientific, Inc.	831	100
Time Warner Cable, Inc.	448	61
Time Warner, Inc.	2,356	154
Titan International, Inc.	1,439	27
TJX Cos., Inc.	1,969	119
Towers Watson & Co., Class A	363	41
Tractor Supply Co.	575	41
Triumph Group, Inc.	665	43
Twenty-First Century Fox, Inc.	5,701	182
Tyco International Ltd.	27	1
Tyson Foods, Inc., Class A	255	11
Ultra Petroleum Corp. (f)	130	4
UniFirst Corp.	175	19
Union Pacific Corp.	3,156	592
United Parcel Service, Inc., Class B	7,570	737
United Technologies Corp.	11,544	1,349
UnitedHealth Group, Inc.	6,491	532
Universal Health Services, Inc., Class B	550	45
US Bancorp	5,159	221
UTi Worldwide, Inc.	3,703	39
Valero Energy Corp.	746	40
Valmont Industries, Inc.	288	43
Varian Medical Systems, Inc. (f)	357	30
Ventas, Inc. REIT	437	26
Verisk Analytics, Inc., Class A (f)	152	9
Verizon Communications, Inc.	13,490	642
VF Corp.	424	26
Viacom, Inc., Class B	373	32
Visa, Inc., Class A	2,782	601
Vornado Realty Trust REIT	118	12
Vulcan Materials Co.	629	42
Wabtec Corp.	522	40
Wal-Mart Stores, Inc.	13,085	1,000
Walgreen Co.	1,921	127
Walt Disney Co. (The)	7,082	567
Waste Management, Inc.	610	26
Weatherford International Ltd. (f)	1,834	32
WellPoint, Inc.	422	42
Wells Fargo & Co.	13,701	681
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	736	22
Whole Foods Market, Inc.	1,075	55
Williams Cos., Inc. (The)	1,063	43
Wisconsin Energy Corp.	199	9
World Fuel Services Corp.	718	32
WPX Energy, Inc. (f)	374	7
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	23
Xcel Energy, Inc.	476	14
Xerox Corp.	2,250	25
Xylem, Inc.	121	4

Yahoo!, Inc. (f)	1,106	40
Yum! Brands, Inc.	492	37
Zimmer Holdings, Inc.	235	22
Zions Bancorporation	1,323	41
Zoetis, Inc.	4,288	124
		58,332
Total Common Stocks (Cost $78,997)		93,338

	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
New World Development Co., Ltd. (Hong Kong) (f)	1,679	—	@

Italy (0.0%)
Banco Popolare SC (Italy) (f)	197	2

Portugal (0.0%)
Mota Engil SGPS (Portugal) (f)	846	1

Spain (0.0%)
BBVA (Spain) (f)	6,136	1

United Kingdom (0.0%)
Intu Properties PLC REIT (United Kingdom) (f)	889	2
RSA Insurance Group PLC (United Kingdom) (f)	7,377	4
		6
Total Rights (Cost $2)		10

	Shares	Value (000)
Investment Companies (5.0%)
United States (5.0%)
iShares MSCI Emerging Markets Index Fund	7,100	291
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (h)	110,893	2,718
SPDR S&P 500 ETF Trust	35,000	6,546
Total Investment Companies (Cost $8,335)		9,555

Short-Term Investments (16.3%)
Investment Company (16.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $31,118)	31,117,752	31,118

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.0%)
U.S. Treasury Bill 0.05%, 8/21/14 (j)(k) (Cost $55)	$55	55
Total Short-Term Investments (Cost $31,173)		31,173

Total Investments (99.7%) (Cost $172,398) (l)(m)+	190,052
Other Assets in Excess of Liabilities (0.3%)	496
Net Assets (100.0%)	$190,548

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)

For the three months ended March 31, 2014, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at March 31, 2014.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)

Securities are available for collateral in connection with purchase of a when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)

The approximate fair value and percentage of net assets, $33,168,000 and 17.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $172,398,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $17,654,000 of which approximately $21,367,000 related to appreciated securities and approximately $3,713,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OJSC	Open Joint Stock Company.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	USD	290		$290		4/3/14	AUD	313		$290		$—	@
Deutsche Bank AG London	USD	33		33		4/3/14	EUR	24		33		(— @	)
Deutsche Bank AG London	USD	81		81		4/3/14	EUR	59		81		(— @	)
Deutsche Bank AG London	USD	7		7		4/3/14	JPY	715		7		(— @	)
Deutsche Bank AG London	USD	331		331		4/3/14	MXN	4,326		331		(— @	)
HSBC Bank PLC	JPY	491,129		4,759		4/3/14	USD	4,767		4,767		8
HSBC Bank PLC	USD	280		280		4/3/14	MXN	3,700		283		3
HSBC Bank PLC	ZAR	456		43		4/3/14	USD	42		42		(1)
JPMorgan Chase Bank NA	AUD	313		290		4/3/14	USD	279		279		(11)
JPMorgan Chase Bank NA	CAD	1,856		1,679		4/3/14	USD	1,673		1,673		(6)
JPMorgan Chase Bank NA	EUR	4		5		4/3/14	USD	5		5		(— @	)
JPMorgan Chase Bank NA	USD	—	@	—	@	4/3/14	CAD	—	@	—	@	—	@
JPMorgan Chase Bank NA	USD	179		179		4/3/14	CHF	158		178		(1)
UBS AG	CHF	158		179		4/3/14	USD	179		179		(— @	)
UBS AG	EUR	175		240		4/3/14	NOK	1,440		240		(— @	)
UBS AG	EUR	2,023		2,787		4/3/14	USD	2,786		2,786		(1)
UBS AG	EUR	264		363		4/3/14	USD	366		366		3
UBS AG	EUR	59		80		4/3/14	USD	81		81		1
UBS AG	EUR	71		97		4/3/14	USD	97		97		(— @	)
UBS AG	GBP	1,156		1,927		4/3/14	USD	1,928		1,928		1
UBS AG	NOK	1,440		240		4/3/14	EUR	173		238		(2)
UBS AG	NOK	399		67		4/3/14	USD	66		66		(1)
UBS AG	NZD	90		78		4/3/14	USD	78		78		(— @	)
UBS AG	SEK	9,939		1,535		4/3/14	USD	1,536		1,536		1
UBS AG	THB	4,054		125		4/3/14	USD	125		125		(— @	)
UBS AG	USD	1,681		1,681		4/3/14	CAD	1,856		1,678		(3)
UBS AG	USD	3		3		4/3/14	EUR	2		3		(— @	)
UBS AG	USD	3,134		3,134		4/3/14	EUR	2,276		3,136		2
UBS AG	USD	1,919		1,919		4/3/14	GBP	1,148		1,914		(5)
UBS AG	USD	4,836		4,836		4/3/14	JPY	490,414		4,752		(84)
UBS AG	USD	509		509		4/3/14	KRW	544,466		511		2
UBS AG	USD	99		99		4/3/14	MYR	324		100		1
UBS AG	USD	67		67		4/3/14	NOK	399		67		—	@
UBS AG	USD	374		374		4/3/14	PLN	1,131		374		—	@
UBS AG	USD	1,519		1,519		4/3/14	SEK	9,828		1,519		(— @	)
UBS AG	USD	17		17		4/3/14	SEK	111		17		(— @	)
UBS AG	USD	124		124		4/3/14	THB	4,054		125		1
UBS AG	USD	43		43		4/3/14	ZAR	456		43		(— @	)
Wells Fargo Bank NA	MXN	8,026		615		4/3/14	USD	601		601		(14)
Wells Fargo Bank NA	PLN	1,131		374		4/3/14	USD	369		369		(5)

Wells Fargo Bank NA	USD	81	81	4/3/14	EUR	59	81	— @
Wells Fargo Bank NA	USD	14	14	4/3/14	GBP	8	14	(— @ )
Wells Fargo Bank NA	USD	75	75	4/3/14	NZD	90	78	3
Deutsche Bank AG London	USD	543	543	4/16/14	DKK	2,914	537	(6)
Deutsche Bank AG London	USD	144	144	4/16/14	NOK	857	143	(1)
JPMorgan Chase Bank NA	NOK	914	152	4/16/14	USD	153	153	1
Royal Bank of Scotland PLC	USD	48	48	4/16/14	MXN	635	48	— @
UBS AG	USD	491	491	4/16/14	NOK	2,928	489	(2)
Bank of America NA	USD	200	200	4/17/14	EUR	144	198	(2)
Bank of America NA	USD	195	195	4/17/14	GBP	118	196	1
Bank of America NA	USD	224	224	4/17/14	RUB	8,267	235	11
Bank of Montreal	TRY	568	263	4/17/14	USD	253	253	(10)
Bank of New York Mellon	USD	268	268	4/17/14	HKD	2,077	268	— @
Bank of New York Mellon	USD	1,662	1,662	4/17/14	HKD	12,911	1,664	2
Barclays Bank PLC	EUR	761	1,049	4/17/14	USD	1,049	1,049	— @
Barclays Bank PLC	EUR	2,063	2,842	4/17/14	USD	2,870	2,870	28
Barclays Bank PLC	INR	2,588	43	4/17/14	USD	42	42	(1)
Barclays Bank PLC	USD	266	266	4/17/14	KRW	285,632	268	2
Citibank NA	USD	35	35	4/17/14	IDR	392,758	35	(— @ )
Commonwealth Bank of Australia	AUD	6,132	5,681	4/17/14	USD	5,589	5,589	(92)
Commonwealth Bank of Australia	EUR	255	351	4/17/14	USD	354	354	3
Commonwealth Bank of Australia	USD	949	949	4/17/14	AUD	1,027	951	2
Commonwealth Bank of Australia	USD	700	700	4/17/14	AUD	759	703	3
Deutsche Bank AG London	AUD	585	542	4/17/14	USD	533	533	(9)
Deutsche Bank AG London	JPY	35,546	344	4/17/14	USD	345	345	1
Deutsche Bank AG London	JPY	206,628	2,002	4/17/14	USD	2,039	2,039	37
Deutsche Bank AG London	PLN	652	215	4/17/14	USD	215	215	(— @ )
Deutsche Bank AG London	USD	1,442	1,442	4/17/14	EUR	1,047	1,442	— @
Deutsche Bank AG London	USD	566	566	4/17/14	EUR	410	564	(2)

Deutsche Bank AG London	USD	1,753	1,753	4/17/14	EUR	1,260	1,736	(17)
Deutsche Bank AG London	USD	2,760	2,760	4/17/14	EUR	1,982	2,730	(30)
Deutsche Bank AG London	USD	1,494	1,494	4/17/14	SEK	9,480	1,464	(30)
Deutsche Bank AG London	USD	537	537	4/17/14	SGD	679	538	1
Goldman Sachs International	EUR	1,602	2,207	4/17/14	USD	2,229	2,229	22
Goldman Sachs International	JPY	48,628	471	4/17/14	USD	480	480	9
Goldman Sachs International	USD	189	189	4/17/14	CAD	211	192	3
JPMorgan Chase Bank NA	USD	227	227	4/17/14	TWD	6,885	226	(1)
JPMorgan Chase Bank NA	ZAR	2,851	271	4/17/14	USD	265	265	(6)
Royal Bank of Scotland PLC	JPY	438,227	4,246	4/17/14	USD	4,324	4,324	78
Royal Bank of Scotland PLC	USD	216	216	4/17/14	BRL	515	226	10
State Street Bank and Trust Co.	SEK	9,414	1,454	4/17/14	USD	1,484	1,484	30
State Street Bank and Trust Co.	USD	2,689	2,689	4/17/14	CHF	2,351	2,659	(30)
UBS AG	CHF	624	706	4/17/14	USD	714	714	8
UBS AG	USD	3,808	3,808	4/17/14	CAD	4,225	3,820	12
UBS AG	USD	388	388	4/17/14	EUR	279	384	(4)
UBS AG	USD	1,377	1,377	4/17/14	GBP	831	1,385	8
UBS AG	USD	7,044	7,044	4/17/14	JPY	713,957	6,917	(127)
UBS AG	USD	262	262	4/17/14	SEK	1,663	257	(5)
UBS AG	USD	195	195	4/17/14	SGD	247	196	1
UBS AG	USD	266	266	4/17/14	TRY	596	277	11
UBS AG	USD	380	380	4/17/14	ZAR	4,094	388	8
HSBC Bank PLC	USD	4,767	4,767	5/2/14	JPY	491,129	4,759	(8)
UBS AG	USD	513	513	5/2/14	KRW	544,466	511	(2)
Deutsche Bank AG London	AUD	313	290	5/6/14	USD	290	290	— @
Deutsche Bank AG London	MXN	4,326	331	5/6/14	USD	331	331	— @
UBS AG	CAD	1,856	1,677	5/6/14	USD	1,680	1,680	3
UBS AG	NOK	1,440	240	5/6/14	EUR	174	240	— @
UBS AG	NOK	399	67	5/6/14	USD	67	67	(— @ )
UBS AG	PLN	1,131	373	5/6/14	USD	373	373	(— @ )
UBS AG	SEK	9,828	1,518	5/6/14	USD	1,518	1,518	— @
UBS AG	USD	179	179	5/6/14	CHF	158	179	— @
UBS AG	USD	2,785	2,785	5/6/14	EUR	2,023	2,786	1
UBS AG	USD	1,928	1,928	5/6/14	GBP	1,156	1,927	(1)
UBS AG	USD	99	99	5/6/14	MYR	324	99	(— @ )
UBS AG	USD	78	78	5/6/14	NZD	90	78	— @
UBS AG	USD	125	125	5/6/14	THB	4,054	125	(— @ )
UBS AG	ZAR	456	43	5/6/14	USD	43	43	— @
			$100,349				$100,151	$(198)

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$61	Apr-14	$1
DAX Index (Germany)	1	330	Jun-14	14
Euro Stoxx 50 Index (Germany)	247	10,549	Jun-14	408
FTSE MIB Index (Italy)	11	1,622	Jun-14	90
Hang Seng Index (Hong Kong)	6	856	Apr-14	16
IBEX 35 Index (Spain)	13	1,847	Apr-14	55
MSCI Emerging Market E Mini (United States)	177	8,727	Jun-14	449
MSCI Singapore Free Index (Singapore)	12	682	Apr-14	17
NIKKEI 225 Index (United States)	97	6,961	Jun-14	(7)
S&P 500 E MINI Index (United States)	62	5,780	Jun-14	2
S+P TSE 60 Index (Canada)	17	2,516	Jun-14	(12)
SPI 200 Index (Australia)	18	2,251	Jun-14	11
U.S. Treasury 10 yr. Note (United States)	60	7,410	Jun-14	(56)
U.S. Treasury 2 yr. Note (United States)	4	878	Jun-14	(1)
U.S. Treasury Long Bond (United States)	2	266	Jun-14	2
U.S. Treasury Ultra Long Bond (United States)	22	3,178	Jun-14	34
Short:
Copper High Grade Index (United States)	13	(983)	May-14	54
German Euro Bund (Germany)	42	(8,296)	Jun-14	(24)
Hang Seng Index (Hong Kong)	48	(3,119)	Apr-14	(92)
TOPIX Index (United States)	25	(2,914)	Jun-14	31
U.S. Treasury 10 yr. Note (United States)	35	(4,323)	Jun-14	28
U.S. Treasury 5 yr. Note (United States)	19	(2,260)	Jun-14	15
				$1,035

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.04%	2/13/23		$680	$34
Barclays Bank PLC	3 Month LIBOR	Receive	2.04	2/13/23	460		23
Goldman Sachs International	3 Month CDOR	Pay	2.04	1/22/19	CAD	2,340	10
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$1,380	65
Goldman Sachs International	3 Month CDOR	Receive	2.95	1/22/24	CAD	1,270	(19)
Goldman Sachs International	3 Month LIBOR	Receive	2.80	5/1/43		$540	70
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43	600		67
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.06	2/6/23	660		32
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.79	1/24/19	2,510		(13)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.96	1/24/24	1,370		25
							$294

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at March 31, 2014:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom International Retail Basket	$2,578		3 Month LIBOR minus 0.65%	Pay	10/23/14	$(35)
Barclays Bank PLC	Barclays Custom International Retail Basket	294		3 Month LIBOR minus 0.65%	Pay	10/23/14	(14)
Barclays Bank PLC	Barclays Custom International Retail Basket	2,260		3 Month LIBOR minus 0.25%	Pay	2/4/15	(52)
Deutsche Bank AG	MSCI China Banks Index	HKD	11,075	3 Month HIBOR minus 0.35%	Pay	3/2/15	(48)
Deutsche Bank AG	MSCI Japan Retail Index	JPY	109,667	3 Month LIBOR minus 0.20%	Pay	3/2/15	27
Deutsche Bank AG	MSCI Japan Retail Index	110,618		3 Month LIBOR minus 0.20%	Pay	3/2/15	(9)
Deutsche Bank AG	MSCI Japan Retail Index	106,500		3 Month LIBOR minus 0.20%	Pay	3/2/15	4
Deutsche Bank AG	MSCI Japan Retail Index	106,200		3 Month LIBOR minus 0.35%	Pay	3/2/15	(22)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket	HKD	5,515	3 Month HIBOR minus 0.65%	Pay	12/12/14	(16)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket	4,599		3 Month HIBOR minus 0.65%	Pay	12/15/14	(16)
Goldman Sachs International	Goldman Sachs Custom Client Basket	$3,412		3 Month LIBOR minus 0.23%	Pay	3/25/15	(37)
Goldman Sachs International	Goldman Sachs Custom Miners Index	371		3 Month LIBOR minus 0.51%	Pay	11/26/14	20
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	304		3 Month LIBOR minus 0.28%	Pay	8/21/14	(9)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	3,115		3 Month LIBOR minus 0.28%	Pay	8/21/14	(88)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	572		3 Month LIBOR minus 0.28%	Pay	11/26/14	(15)
JPMorgan Chase Bank NA	MSCI China Banks Index	HKD	4,751	3 Month HIBOR minus 0.25%	Pay	11/26/14	(15)
JPMorgan Chase Bank NA	MSCI China Banks Index	6,075		3 Month HIBOR minus 0.30%	Pay	11/26/14	(20)

JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$5,064	3 Month LIBOR minus 0.22%	Pay	8/16/14	(266)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	629	3 Month LIBOR minus 0.39%	Pay	8/16/14	8
						$(603)

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)		Value (000)		Credit Rating of Reference Obligation†
Bank of America NA
People’s Republic of China	Buy	$51	1.00%	3/20/19	$ (— @	)	$ (— @	)	$ (— @	)	AA-
Bank of America NA
Australian Government	Buy	51	1.00	3/20/19	(2)		(— @	)	(2)		NR
Bank of America NA
People’s Republic of China	Buy	51	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Bank of America NA
People’s Republic of China	Buy	16	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Bank of America NA
People’s Republic of China	Buy	16	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Bank of America NA
Australian Government	Buy	79	1.00	3/20/19	(2)		(— @	)	(2)		NR
Bank of America NA
Australian Government	Buy	35	1.00	3/20/19	(1)		(— @	)	(1)		NR
Bank of America NA
People’s Republic of China	Buy	35	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Bank of America NA
People’s Republic of China	Buy	7	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	16	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	33	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	24	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	33	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Barclays Bank PLC
People’s Republic of China	Buy	53	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Deutsche Bank AG
Australian Government	Buy	49	1.00	3/20/19	(1)		(— @	)	(1)		NR
Deutsche Bank AG
People’s Republic of China	Buy	49	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Deutsche Bank AG
People’s Republic of China	Buy	65	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-
Deutsche Bank AG
Australian Government	Buy	49	1.00	3/20/19	(1)		(— @	)	(1)		NR
Deutsche Bank AG
People’s Republic of China	Buy	16	1.00	3/20/19	(— @	)	(— @	)	(— @	)	AA-

Deutsche Bank AG
Australian Government	Buy	33		1.00	3/20/19	(1)	(— @	)	(1)	NR
Deutsche Bank AG
Australian Government	Buy	53		1.00	3/20/19	(2)	(— @	)	(2)	NR
Goldman Sachs International
Australian Government	Buy	33		1.00	3/20/19	(1)	(— @	)	(1)	NR
JPMorgan Chase Bank NA
HSBC Bank PLC	Buy	EUR	105	1.00	3/20/19	(2)	(1)		(3)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	$48		1.00	3/20/19	(— @ )	(— @	)	(— @ )	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	47		1.00	3/20/19	(1)	(— @	)	(1)	NR
JPMorgan Chase Bank NA
HSBC Bank PLC	Buy	EUR	375	1.00	3/20/19	(5)	(4)		(9)	AA-
JPMorgan Chase Bank NA
HSBC Bank PLC	Buy	1,120		1.00	3/20/19	(17)	(10)		(27)	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	$47		1.00	3/20/19	(1)	(— @	)	(1)	NR
JPMorgan Chase Bank NA
People’s Republic of China	Buy	20		1.00	3/20/19	(— @ )	(— @	)	(— @ )	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	16		1.00	3/20/19	(— @ )	(— @	)	(— @ )	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	34		1.00	3/20/19	(— @ )	(— @	)	(— @ )	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	34		1.00	3/20/19	(1)	(— @	)	(1)	NR
JPMorgan Chase Bank NA
Standard Chartered Bank	Buy	EUR	110	1.00	3/20/19	1	(1)		— @	NR
JPMorgan Chase Bank NA
Standard Chartered Bank	Buy	75		1.00	3/20/19	1	(— @	)	1	NR
JPMorgan Chase Bank NA
Standard Chartered Bank	Buy	85		1.00	3/20/19	1	(1)		— @	NR
JPMorgan Chase Bank NA
Standard Chartered Bank	Buy	290		1.00	3/20/19	4	(2)		2	NR
JPMorgan Chase Bank NA
Standard Chartered Bank	Buy	265		1.00	3/20/19	1	2		3	NR
		$3,518				$(30)	$(17)		$(47)

@		Amount /Value is less $500.
*		Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
CDOR		Canadian Dealer Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NR		Not Rated
†		Credit Rating as issued by Standard & Poor’s.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso

MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (94.0%)
Advertising Agencies (0.8%)
Aimia, Inc. (Canada)	112,487	$1,806

Aerospace (2.5%)
TransDigm Group, Inc.	30,027	5,561

Automobiles (2.7%)
Tesla Motors, Inc. (a)	28,565	5,954

Back Office Support, HR & Consulting (5.1%)
IHS, Inc., Class A (a)	41,106	4,994
Qualicorp SA (Brazil) (a)	163,546	1,654
Verisk Analytics, Inc., Class A (a)	76,975	4,616
		11,264
Beverage: Soft Drinks (2.3%)
Keurig Green Mountain, Inc.	25,248	2,666
Monster Beverage Corp. (a)	33,886	2,353
		5,019
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	7,918	531
Intercept Pharmaceuticals, Inc. (a)	888	293
Seattle Genetics, Inc. (a)	11,888	542
		1,366
Building Materials (1.1%)
Martin Marietta Materials, Inc.	19,170	2,461

Computer Services, Software & Systems (23.7%)
Akamai Technologies, Inc. (a)	96,143	5,597
FireEye, Inc. (a)	71,776	4,419
Gartner, Inc. (a)	79,138	5,495
Groupon, Inc. (a)	427,935	3,355
LinkedIn Corp., Class A (a)	27,883	5,157
NetSuite, Inc. (a)	18,098	1,716
Palo Alto Networks, Inc. (a)	16,549	1,135
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	41,253	4,108
ServiceNow, Inc. (a)	37,854	2,268
Solera Holdings, Inc.	98,924	6,266
Splunk, Inc. (a)	31,179	2,229
Tableau Software, Inc., Class A (a)	5,593	426
Twitter, Inc. (a)(b)	67,375	3,144
Workday, Inc., Class A (a)	24,659	2,255
Yandex N.V., Class A (Russia) (a)	79,015	2,385
Youku Tudou, Inc. ADR (China) (a)	94,027	2,637
		52,592
Computer Technology (0.4%)
Stratasys Ltd. (a)	7,902	838

Consumer Lending (2.1%)
FleetCor Technologies, Inc. (a)	41,170	4,739

Consumer Services: Miscellaneous (1.9%)
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $1,380; acquired 5/1/12)	152,532	2,914
MercadoLibre, Inc. (Brazil) (b)	13,188	1,254
		4,168
Diversified Retail (2.6%)
Dollar Tree, Inc. (a)	83,241	4,344
zulily, Inc., Class A (a)(b)	30,532	1,532
		5,876
Electronic Components (0.6%)
3D Systems Corp. (a)(b)	23,665	1,400

Electronic Entertainment (0.5%)
Zynga, Inc., Class A (a)	278,564	1,198

Energy Equipment (0.4%)
SolarCity Corp. (a)(b)	13,602	852

Entertainment (0.8%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $1,604; acquired 3/8/12)	1,500	1,749

Environmental, Maintenance & Security Services (3.0%)
Intertek Group PLC (United Kingdom)	95,381	4,895
Stericycle, Inc. (a)	16,334	1,856
		6,751
Financial Data & Systems (2.3%)
MSCI, Inc. (a)	118,402	5,094

Foods (4.6%)
McCormick & Co., Inc.	58,991	4,232
Mead Johnson Nutrition Co.	70,630	5,872
		10,104
Health Care Services (3.2%)
athenahealth, Inc. (a)	44,835	7,184

Hotel/Motel (2.5%)
Edenred (France)	177,078	5,561

Insurance: Property-Casualty (3.8%)
Arch Capital Group Ltd. (a)	73,429	4,225
Progressive Corp. (The)	178,190	4,316
		8,541
Leisure Time (0.9%)
TripAdvisor, Inc. (a)	21,185	1,919

Machinery: Industrial (1.1%)
Colfax Corp. (a)	34,282	2,445

Medical Equipment (9.2%)
Illumina, Inc. (a)	89,962	13,374

Intuitive Surgical, Inc. (a)	15,877	6,954
		20,328
Oil: Crude Producers (0.9%)
Range Resources Corp.	24,000	1,991

Pharmaceuticals (3.0%)
Endo International PLC (a)	75,827	5,206
Ironwood Pharmaceuticals, Inc. (a)	94,267	1,161
Pharmacyclics, Inc. (a)	3,879	389
		6,756
Radio & TV Broadcasters (0.5%)
Pandora Media, Inc. (a)	34,563	1,048

Restaurants (4.4%)
Dunkin’ Brands Group, Inc.	101,957	5,116
Panera Bread Co., Class A (a)	25,983	4,585
		9,701
Specialty Retail (0.4%)
ASOS PLC (United Kingdom) (a)	10,480	907

Telecommunications Equipment (2.8%)
Motorola Solutions, Inc.	95,925	6,167

Textiles, Apparel & Shoes (3.3%)
Carter’s, Inc.	65,074	5,053
Moncler SpA (Italy) (a)	132,131	2,262
		7,315
Total Common Stocks (Cost $149,380)		208,655

Preferred Stocks (0.8%)
Computer Services, Software & Systems (0.6%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $455; acquired 7/19/12)	148,616	911
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	178
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	178
		1,267
Diversified Retail (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $385; acquired 10/4/13)	16,789	398
Total Preferred Stocks (Cost $1,044)		1,665

Convertible Preferred Stocks (0.1%)
Computer Services, Software & Systems (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $787; acquired 12/2/11)	23,881	29

Consumer Services: Miscellaneous (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $132; acquired 5/25/12)	14,641	280
Total Convertible Preferred Stocks (Cost $919)		309

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	2,432,633	7
USD/CNY December 2014 @ CNY 6.50	30,172,403	86
USD/CNY December 2014 @ CNY 6.50	33,986,522	98
Total Call Options Purchased (Cost $209)		191

	Shares	Value (000)
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	5,831,980	5,832

	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $434; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $442)	$434	434
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $427; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $435)	427	427
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $902; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $920)	902	902
		1,763
Total Securities held as Collateral on Loaned Securities (Cost $7,595)		7,595

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $12,291)	12,291,474	12,291
Total Short-Term Investments (Cost $19,886)		19,886
Total Investments (103.9%) (Cost $171,438) Including $7,369 of Securities Loaned (g)+		230,706
Liabilities in Excess of Other Assets (-3.9%)		(8,702)
Net Assets (100.0%)		$222,004

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $7,369,000 and $7,595,000 respectively. The Portfolio received cash collateral of approximately $ 7,595,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $6,637,000 and represents 3.0% of net assets.

(d)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $6,637,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)		Security has been deemed illiquid at March 31, 2014.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $13,625,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $171,438,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $59,268,000 of which approximately $65,332,000 related to appreciated securities and approximately $6,064,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Apartments (17.6%)
AvalonBay Communities, Inc. REIT	212,525	$27,909
BRE Properties, Inc. REIT	70,803	4,445
Camden Property Trust REIT	151,838	10,225
Equity Residential REIT	743,907	43,139
Essex Property Trust, Inc. REIT	14,164	2,408
Mid-America Apartment Communities, Inc. REIT	42,668	2,913
		91,039
Diversified (7.7%)
Forest City Enterprises, Inc., Class A (a)	177,583	3,392
Lexington Realty Trust REIT	33,050	361
Vornado Realty Trust REIT	358,284	35,313
Winthrop Realty Trust REIT	57,158	662
		39,728
Health Care (9.5%)
HCP, Inc. REIT	359,573	13,948
Health Care, Inc. REIT	58,000	3,457
Healthcare Realty Trust, Inc. REIT	272,244	6,575
Senior Housing Properties Trust REIT	557,474	12,526
Summit Hotel Properties, Inc. REIT	5,535	51
Ventas, Inc. REIT	203,420	12,321
		48,878
Industrial (5.5%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	5,089
DCT Industrial Trust, Inc. REIT	523,661	4,126
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,451
ProLogis, Inc. REIT	295,260	12,056
Rexford Industrial Realty, Inc. REIT	50,600	718
		28,440
Lodging/Resorts (10.6%)
Ashford Hospitality Prime, Inc. REIT	21,033	318
Ashford Hospitality Trust, Inc. REIT	117,801	1,328
Host Hotels & Resorts, Inc. REIT	2,173,492	43,991
Starwood Hotels & Resorts Worldwide, Inc.	116,094	9,241
		54,878
Manufactured Homes (1.5%)
Equity Lifestyle Properties, Inc. REIT	189,498	7,703

Mixed Industrial/Office (2.3%)
Duke Realty Corp. REIT	428,440	7,232
Liberty Property Trust REIT	48,000	1,774
PS Business Parks, Inc. REIT	36,997	3,094
		12,100
Office (8.6%)
Alexandria Real Estate Equities, Inc. REIT	66,840	4,850
Boston Properties, Inc. REIT	157,135	17,997
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	436
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,785

Brookfield Property Partners LP	4,472	84
Cousins Properties, Inc. REIT	348,293	3,995
Hudson Pacific Properties, Inc. REIT	273,557	6,311
Mack-Cali Realty Corp. REIT	343,252	7,136
		44,594
Regional Malls (21.8%)
General Growth Properties, Inc. REIT	925,455	20,360
Macerich Co. (The) REIT	173,766	10,831
Simon Property Group, Inc. REIT	465,889	76,406
Taubman Centers, Inc. REIT	72,619	5,141
		112,738
Retail Free Standing (1.3%)
National Retail Properties, Inc. REIT	171,800	5,896
Realty Income Corp. REIT	22,970	939
		6,835
Self Storage (5.4%)
Public Storage REIT	154,136	25,970
Sovran Self Storage, Inc. REIT	27,242	2,001
		27,971
Shopping Centers (6.3%)
Acadia Realty Trust REIT	103,356	2,726
DDR Corp. REIT	560	9
Federal Realty Investment Trust REIT	53,884	6,182
Regency Centers Corp. REIT	378,569	19,330
Tanger Factory Outlet Centers, Inc. REIT	125,315	4,386
		32,633
Total Common Stocks (Cost $318,538)		507,537

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $13,634)	13,634,390	13,634
Total Investments (100.7%) (Cost $332,172) +		521,171
Liabilities in Excess of Other Assets (-0.7%)		(3,477)
Net Assets (100.0%)		$517,694

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2014.
(c)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $15,761,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $388,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,446,000. At March 31, 2014, these securities had an aggregate market value of approximately $15,761,000 representing 3.0% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $332,172,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $188,999,000 of which approximately $195,386,000 related to appreciated securities and approximately $6,387,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (83.2%)
Advertising Agencies (2.9%)
Aimia, Inc. (Canada)	29,662	$476
Coupons.com, Inc. (a)(b)	4,236	104
		580
Asset Management & Custodian (7.1%)
Eurazeo SA (France)	5,512	496
Financial Engines, Inc.	9,382	476
WisdomTree Investments, Inc. (a)	35,725	469
		1,441
Back Office Support, HR & Consulting (10.5%)
Advisory Board Co. (The) (a)	12,965	833
Corporate Executive Board Co. (The)	10,627	789
WageWorks, Inc. (a)	8,755	491
		2,113
Beverage: Brewers & Distillers (0.3%)
Crimson Wine Group Ltd. (a)	7,721	68

Biotechnology (0.8%)
Agios Pharmaceuticals, Inc. (a)	1,179	46
Alnylam Pharmaceuticals, Inc. (a)	733	49
Intrexon Corp. (a)	2,118	56
		151
Casino & Gambling (0.8%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	156,200	171

Cement (1.0%)
Eagle Materials, Inc.	2,242	199

Chemicals: Specialty (0.3%)
Tronox Ltd., Class A	2,784	66

Computer Services, Software & Systems (17.8%)
Autohome, Inc. ADR (China) (a)	4,323	166
Benefitfocus, Inc. (a)	7,416	348
Castlight Health, Inc., Class B (a)	5,764	122
Cornerstone OnDemand, Inc. (a)	3,748	180
Criteo SA ADR (France) (a)	11,458	465
Dealertrack Technologies, Inc. (a)	9,250	455
Ellie Mae, Inc. (a)	3,200	92
FireEye, Inc. (a)	2,683	165
FleetMatics Group PLC (Ireland) (a)	2,439	82
Groupon, Inc. (a)	34,217	268
Guidewire Software, Inc. (a)	3,717	182
OpenTable, Inc. (a)	3,289	253
RealPage, Inc. (a)	4,076	74

Sohu.com, Inc. (China) (a)	1,600	104
Solera Holdings, Inc.	6,829	433
Vringo, Inc. (a)(b)	9,113	32
Youku Tudou, Inc. ADR (China) (a)	5,699	160
		3,581
Computer Technology (0.5%)
Nimble Storage, Inc. (a)	2,724	103

Consumer Services: Miscellaneous (1.5%)
Angie’s List, Inc. (a)(b)	12,259	149
MercadoLibre, Inc. (Brazil) (b)	1,589	151
		300
Diversified Financial Services (2.1%)
Capitol Acquisition Corp. II (Units) (a)(c)	6,345	64
Greenhill & Co., Inc.	7,007	364
		428
Diversified Retail (1.1%)
Poundland Group PLC (United Kingdom) (a)	33,680	213

Drug & Grocery Store Chains (2.2%)
Fairway Group Holdings Corp. (a)(b)	8,892	68
Ocado Group PLC (United Kingdom) (a)	49,692	382
		450
Electronic Components (1.1%)
3D Systems Corp. (a)(b)	2,009	119
Universal Display Corp. (a)	2,966	94
		213
Electronic Entertainment (0.4%)
Zynga, Inc., Class A (a)	16,781	72

Electronics (0.7%)
iRobot Corp. (a)(b)	3,411	140

Financial Data & Systems (1.3%)
QIWI plc ADR	4,644	161
Xoom Corp. (a)	5,372	105
		266
Foods (0.8%)
Annie’s, Inc. (a)	3,962	159

Health Care Services (8.8%)
athenahealth, Inc. (a)	5,186	831
Everday Health, Inc. (a)	5,883	82
HMS Holdings Corp. (a)	14,180	270
Medidata Solutions, Inc. (a)	9,267	504
Veeva Systems, Inc., Class A (a)(b)	3,373	90
		1,777
Household Equipment & Products (0.8%)
SodaStream International Ltd. (Israel) (a)(b)	3,560	157

Leisure Time (2.7%)
Fox Factory Holding Corp. (a)	12,211	231
MakeMyTrip Ltd. (India) (a)	7,917	214
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	3,105	95
		540

Oil: Crude Producers (0.8%)
Gulfport Energy Corp. (a)	2,397	171

Pharmaceuticals (0.5%)
Ironwood Pharmaceuticals, Inc. (a)	8,173	101

Production Technology Equipment (1.0%)
Tessera Technologies, Inc.	8,220	194

Real Estate Services (1.0%)
Zillow, Inc., Class A (a)(b)	2,351	207

Restaurants (8.5%)
BJ’s Restaurants, Inc. (a)	16,181	529
Fiesta Restaurant Group, Inc. (a)	14,886	679
Krispy Kreme Doughnuts, Inc. (a)	12,682	225
Potbelly Corp. (a)(b)	16,122	288
		1,721
Shipping (0.5%)
Prumo Logistica SA (Brazil) (a)	205,483	91

Specialty Retail (3.5%)
Blue Nile, Inc. (a)	9,227	321
Citi Trends, Inc. (a)	5,466	89
Five Below, Inc. (a)	7,026	299
		709
Transportation Miscellaneous (1.4%)
XPO Logistics, Inc. (a)	9,884	291

Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—

Utilities: Telecommunications (0.6%)
magicJack VocalTec Ltd. (a)	5,418	115
Total Common Stocks (Cost $12,461)		16,788

Preferred Stocks (3.2%)
Computer Services, Software & Systems (3.2%)
Castlight Health, Inc. (a)(e)(f) (acquisition cost - $132; acquired 6/4/10)	32,177	615
Glam Media, Inc. Series M-1 (a)(d)(e)(f) (acquisition cost - $142; acquired 3/19/08)	9,428	28
Glam Media, Inc. Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $14; acquired 3/19/08)	1,346	2
Total Preferred Stocks (Cost $288)		645

Convertible Preferred Stocks (11.3%)
Computer Services, Software & Systems (11.3%)
Twitter, Inc. Series E (a)(e)(f) (acquisition cost - $134; acquired 9/24/09)	50,319	2,270
Youku Tudou, Inc., Class A (a)(d)(e)(f) (acquisition cost - $-@; acquired 9/16/10)	17	—	@
Total Convertible Preferred Stocks (Cost $134)		2,270

	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Computer Services, Software & Systems (0.1%)
Glam Media, Inc. 0.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $60; acquired 3/19/08)	$21	19
Glam Media, Inc. Escrow 0.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		19

	Shares	Value (000)

Short-Term Investments (11.0%)
Securities held as Collateral on Loaned Securities (8.1%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	1,251,591	1,252

	Face Amount (000)	Value (000)
Repurchase Agreements (1.9%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $93; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $95)	$93	93
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $91; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $94)	91	91
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $194; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $198)	194	194
		378
Total Securities held as Collateral on Loaned Securities (Cost $1,630)		1,630

	Shares	Value (000)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $587)	586,633	587
Total Short-Term Investments (Cost $2,217)		2,217
Total Investments (108.8%) (Cost $15,161) Including $1,596 of Securities Loaned (h)+		21,939
Liabilities in Excess of Other Assets (-8.8%)		(1,770)
Net Assets (100.0%)		$20,169

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $1,596,000 and $1,630,000, respectively. The Portfolio received cash collateral of approximately $1,630,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $49,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2014.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $2,934,000 and represents 14.5% of net assets.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $1,049,000 and 5.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $15,161,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,778,000 of which approximately $7,653,000 related to appreciated securities and approximately $875,000 related to depreciated securities.

@	Amount is less than $500.
ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Asset Management & Custodian (1.4%)
BlackRock, Inc.	9,664	$3,039

Automobiles (2.9%)
Tesla Motors, Inc. (a)	29,553	6,160

Back Office Support, HR & Consulting (1.4%)
Verisk Analytics, Inc., Class A (a)	49,015	2,939

Beverage: Soft Drinks (1.2%)
Keurig Green Mountain, Inc.	25,026	2,642

Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc. (a)	4,013	610
Regeneron Pharmaceuticals, Inc. (a)	1,840	553
		1,163
Cable Television Services (2.5%)
Charter Communications, Inc., Class A (a)	14,891	1,835
Naspers Ltd., Class N (South Africa)	31,434	3,468
		5,303
Computer Services, Software & Systems (25.5%)
Facebook, Inc., Class A (a)	272,968	16,444
FireEye, Inc. (a)	28,640	1,763
Google, Inc., Class A (a)	15,387	17,149
Groupon, Inc. (a)	409,627	3,212
LinkedIn Corp., Class A (a)	13,848	2,561
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	12,532	1,248
Salesforce.com, Inc. (a)	114,258	6,523
Twitter, Inc. (a)(b)	86,013	4,014
Workday, Inc., Class A (a)	23,986	2,193
		55,107
Computer Technology (2.7%)
Apple, Inc.	10,740	5,765

Diversified Media (0.4%)
Liberty Media Corp. (a)	6,191	810

Diversified Retail (7.7%)
Amazon.com, Inc. (a)	49,557	16,677

Energy Equipment (0.4%)
SolarCity Corp. (a)(b)	14,428	903

Environmental, Maintenance, and Security Services (1.4%)
Intertek Group PLC (United Kingdom)	58,357	2,995

Fertilizers (2.3%)
Monsanto Co.	44,167	5,025

Financial Data & Systems (8.1%)
Mastercard, Inc., Class A	97,960	7,318
MSCI, Inc. (a)	68,641	2,953

Visa, Inc., Class A	33,329	7,194
		17,465
Foods (2.6%)
Mead Johnson Nutrition Co.	68,604	5,704

Health Care Services (0.9%)
athenahealth, Inc. (a)	11,682	1,872

Hotel/Motel (2.4%)
Edenred (France)	161,235	5,064

Insurance: Multi-Line (0.9%)
American International Group, Inc.	39,403	1,971

Insurance: Property-Casualty (3.1%)
Arch Capital Group Ltd. (a)	42,436	2,442
Progressive Corp. (The)	173,080	4,192
		6,634
Leisure Time (4.0%)
Priceline.com, Inc. (a)	7,238	8,627

Medical Equipment (8.4%)
Illumina, Inc. (a)	70,339	10,457
Intuitive Surgical, Inc. (a)	17,410	7,625
		18,082
Oil: Crude Producers (0.9%)
Range Resources Corp.	23,394	1,941

Pharmaceuticals (4.3%)
Gilead Sciences, Inc. (a)	27,761	1,967
Valeant Pharmaceuticals International, Inc. (Canada) (a)	54,803	7,225
		9,192
Publishing (1.4%)
McGraw Hill Financial, Inc.	39,257	2,995

Radio & TV Broadcasters (0.3%)
Sirius XM Holdings, Inc. (a)	230,102	736

Restaurants (2.1%)
Starbucks Corp.	61,536	4,515

Semiconductors & Components (1.0%)
ARM Holdings PLC ADR (United Kingdom)	42,451	2,164

Specialty Retail (0.9%)
NetFlix, Inc. (a)	5,765	2,029

Telecommunications Equipment (2.8%)
Motorola Solutions, Inc.	94,716	6,089

Textiles, Apparel & Shoes (2.3%)
Christian Dior SA (France)	25,938	5,000
Total Common Stocks (Cost $113,710)		208,608

Preferred Stock (0.2%)
Consumer Services: Miscellaneous (0.2%)
Dropbox, Inc. Series C (c)(d)(e) (acquisition cost - $485; acquired 1/30/14) (Cost $485)	25,401	485

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	2,393,430	7
USD/CNY December 2014 @ CNY 6.50	29,820,860	85
USD/CNY December 2014 @ CNY 6.50	33,628,628	97
Total Call Options Purchased (Cost $207)		189

	Shares	Value (000)
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	3,882,047	3,882

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $289; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $294)	$289	289
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $284; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $290)	284	284
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $601; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $613)	601	601
		1,174
Total Securities held as Collateral on Loaned Securities (Cost $5,056)		5,056

	Shares	Value (000)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $7,452)	7,452,233	7,452
Total Short-Term Investments (Cost $12,508)		12,508
Total Investments (102.8%) (Cost $126,910) Including $4,918 of Securities Loaned (g)+		221,790
Liabilities in Excess of Other Assets (-2.8%)		(5,978)
Net Assets (100.0%)		$215,812

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $4,918,000 and $5,056,000, respectively. The Portfolio received cash collateral of approximately $5,056,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at March 31, 2014.

(d)                                 Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $485,000 and represents 0.2% of net assets.

(e)                                  At March 31, 2014, the Portfolio held fair valued securities valued at approximately $485,000, representing 0.2% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $16,527,000 and 7.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $126,910,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $94,880,000 of which approximately $96,057,000 related to appreciated securities and approximately $1,177,000 related to depreciated securities.

ADR                     American Depositary Receipt.

CNY  –        Chinese Yuan Renminbi

USD  –          United States Dollar

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”).  The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation

Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$539	$—		$539
Agency Fixed Rate Mortgages	—	35,194	—		35,194
Asset-Backed Securities	—	2,398	—		2,398
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,849	—		5,849
Commercial Mortgage-Backed Securities	—	7,744	—		7,744
Corporate Bonds	—	64,375	—	†	64,375
Mortgages - Other	—	16,896	—		16,896
Municipal Bonds	—	1,777	—		1,777
Sovereign	—	9,846	—		9,846
U.S. Agency Security	—	3,069	—		3,069
U.S. Treasury Securities	—	19,328	—		19,328
Total Fixed Income Securities	—	167,015	—	†	167,015
Short-Term Investments
Investment Company	21,075	—	—		21,075
Repurchase Agreement	—	2,938	—		2,938
U.S. Treasury Securities	—	13,572	—		13,572
Total Short-Term Investments	21,075	16,510	—		37,585
Foreign Currency Forward Exchange Contracts	—	23	—		23
Futures Contracts	225	—	—		225
Interest Rate Swap Agreements	—	1,226	—		1,226
Total Assets	21,300	184,774	—		206,074
Liabilities: Foreign Currency Forward Exchange Contracts	—	(41)	—		(41)
Futures Contracts	(24)	—	—		(24)
Credit Default Swap Agreements	—	(19)	—		(19)
Interest Rate Swap Agreements	—	(114)	—		(114)
Total Liabilities	(24)	(174)	—		(198)
Total	$21,276	$184,600	$—	†	$205,876

†              Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Merger	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

†              Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$33,761	$—	$33,761
Sovereign	—	233,773	—	233,773
Total Fixed Income Securities	—	267,534	—	267,534
Warrants	—	220	—	220
Short-Term Investments
Investment Company	32,142	—	—	32,142
Repurchase Agreements	—	5,569	—	5,569
Total Short-Term Investments	32,142	5,569	—	37,711
Futures Contracts	107	—	—	107
Total Assets	$32,249	$273,323	$—	$305,572

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,242	$—	$2,242
Airlines	2,602	607	—	3,209
Automobiles	—	7,711	—	7,711
Banks	17,489	54,173	—	71,662
Beverages	8,287	6,428	—	14,715
Commercial Services & Supplies	—	654	—	654
Construction & Engineering	—	4,650	—	4,650
Construction Materials	8,308	1,922	—	10,230
Diversified Consumer Services	463	—	—	463
Diversified Financial Services	2,542	7,180	—	9,722
Diversified Telecommunication Services	—	8,369	—	8,369
Electronic Equipment, Instruments & Components	—	1,630	—	1,630
Energy Equipment & Services	—	3,370	—	3,370
Food & Staples Retailing	1,545	5,528	—	7,073
Food Products	6,028	6,275	—	12,303
Health Care Equipment & Supplies	—	1,744	—	1,744
Health Care Providers & Services	—	2,546	—	2,546
Hotels, Restaurants & Leisure	3,640	3,339	—	6,979
Household Durables	—	3,045	—	3,045
Industrial Conglomerates	4,062	5,392	—	9,454
Information Technology Services	—	7,484	—	7,484
Insurance	—	7,824	—	7,824
Internet Software & Services	4,985	12,966	—	17,951
Machinery	—	2,110	—	2,110
Media	—	10,348	—	10,348
Multi-line Retail	2,400	4,366	—	6,766
Oil, Gas & Consumable Fuels	10,205	7,417	—	17,622
Paper & Forest Products	—	3,279	—	3,279
Personal Products	1,030	—	—	1,030
Pharmaceuticals	—	13,343	—	13,343
Professional Services	—	1,131	—	1,131
Real Estate Management & Development	—	4,519	—	4,519
Road & Rail	—	849	—	849
Semiconductors & Semiconductor Equipment	—	34,426	—	34,426
Software	—	3,259	—	3,259
Specialty Retail	—	1,125	—	1,125
Textiles, Apparel & Luxury Goods	—	8,572	—	8,572
Tobacco	—	3,217	—	3,217
Transportation Infrastructure	2,313	1,768	—	4,081
Wireless Telecommunication Services	6,463	18,427	—	24,890
Total Common Stocks	82,362	273,235	—	355,597
Preferred Stock	109	—	—	109
Investment Company	—	1,699	—	1,699
Short-Term Investments
Investment Company	16,437	—	—	16,437
Repurchase Agreements	—	2,521	—	2,521
Total Short-Term Investments	16,437	2,521	—	18,958
Foreign Currency Forward Exchange Contracts	—	19	—	19
Total Assets	$98,908	$277,474	$—	$376,382

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$5,215	$—	$5,215
Diversified Financial Services	1,175	—	—	1,175
Food Products	3,077	10,917	—	13,994
Household Products	2,961	4,317	—	7,278
Industrial Conglomerates	1,816	—	—	1,816
Information Technology Services	4,769	—	—	4,769
Insurance	—	59	—	59
Media	1,891	—	—	1,891
Pharmaceuticals	—	3,576	—	3,576
Professional Services	—	914	—	914
Software	3,038	2,865	—	5,903
Textiles, Apparel & Luxury Goods	949	1,480	—	2,429
Tobacco	2,997	8,764	—	11,761
Total Common Stocks	22,673	38,107	—	60,780
Short-Term Investment
Investment Company	1,005	—	—	1,005
Total Assets	$23,678	$38,107	$—	$61,785

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$3,705	$26,839	$—	†	$30,544
Health Care	4,427	—	—		4,427
Industrial	1,738	1,963	—		3,701
Lodging/Resorts	5,160	—	—		5,160
Mixed Industrial/Office	1,767	—	—		1,767
Office	3,836	6,814	—		10,650
Residential	9,680	2,369	—		12,049
Retail	15,830	11,110	—		26,940
Self Storage	2,548	256	—		2,804
Total Common Stocks	48,691	49,351	—	†	98,042
Rights	33	45	—		78
Short-Term Investment - Investment Company	664	—	—		664
Total Assets	$49,388	$49,396	$—	†	$98,784

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)

Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

†     Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,262	$—	$4,262
Asset-Backed Securities	—	691	—	691
Collateralized Mortgage Obligations - Agency Collateral Series	—	328	—	328
Commercial Mortgage-Backed Securities	—	1,377	—	1,377
Corporate Bonds	—	13,412	—	13,412
Mortgages - Other	—	490	—	490
Sovereign	—	30,338	—	30,338
U.S. Treasury Securities	—	5,078	—	5,078
Total Fixed Income Securities	—	55,976	—	55,976
Common Stocks
Aerospace & Defense	2,473	429	—	2,902
Air Freight & Logistics	883	46	—	929
Airlines	85	19	—	104
Auto Components	62	208	—	270
Automobiles	310	1,309	—	1,619
Banks	4,405	6,824	—	11,229
Beverages	951	1,071	—	2,022
Biotechnology	1,328	136	—	1,464
Building Products	10	256	—	266
Capital Markets	1,003	749	—	1,752
Chemicals	962	739	—	1,701
Commercial Services & Supplies	140	115	—	255
Communications Equipment	1,257	163	—	1,420
Construction & Engineering	44	141	—	185
Construction Materials	85	145	—	230
Consumer Finance	1,526	—	—	1,526
Container & Packaging	24	54	—	78
Diversified Financial Services	581	258	—	839
Diversified Telecommunication Services	1,317	844	—	2,161
Electric Utilities	462	458	—	920
Electrical Equipment	452	431	—	883
Electronic Equipment, Instruments & Components	136	302	—	438
Energy Equipment & Services	2,641	122	—	2,763
Food & Staples Retailing	2,628	740	—	3,368
Food Products	486	1,665	—	2,151
Gas Utilities	4	82	—	86
Health Care Equipment & Supplies	1,356	219	—	1,575
Health Care Providers & Services	1,159	42	—	1,201
Health Care Technology	43	—	—	43
Hotels, Restaurants & Leisure	803	304	—	1,107
Household Durables	161	119	—	280
Household Products	2,213	454	—	2,667
Independent Power Producers & Energy Traders	5	27	—	32
Industrial Conglomerates	1,590	270	—	1,860
Information Technology Services	2,313	61	—	2,374
Insurance	561	1,567	—	2,128
Internet & Catalog Retail	556	27	—	583
Internet Software & Services	1,566	23	—	1,589
Leisure Products	19	—	—	19
Life Sciences Tools & Services	153	54	—	207
Machinery	606	766	—	1,372
Marine	—	93	—	93
Media	1,920	530	—	2,450
Metals & Mining	2,483	1,265	—	3,748
Multi-line Retail	263	175	—	438
Multi-Utilities	194	454	—	648
Oil, Gas & Consumable Fuels	4,971	2,271	—	7,242
Paper & Forest Products	4	26	—	30
Personal Products	57	202	—	259
Pharmaceuticals	3,302	2,668	—	5,970
Professional Services	80	352	—	432
Real Estate Investment Trusts (REITs)	673	368	—	1,041
Real Estate Management & Development	90	321	—	411
Road & Rail	880	195	—	1,075
Semiconductors & Semiconductor Equipment	911	263	—	1,174
Software	1,776	91	—	1,867
Specialty Retail	1,294	244	—	1,538
Tech Hardware, Storage & Peripherals	2,276	143	—	2,419
Textiles, Apparel & Luxury Goods	565	402	—	967
Thrifts & Mortgage Finance	8	—	—	8
Tobacco	974	833	—	1,807
Trading Companies & Distributors	2	202	—	204
Transportation Infrastructure	—	64	—	64
Water Utilities	—	78	—	78
Wireless Telecommunication Services	88	689	—	777
Total Common Stocks	60,170	33,168	—	93,338
Rights	9	1	—	10
Investment Companies	9,555	—	—	9,555
Short-Term Investments
Investment Company	31,118	—	—	31,118
U.S. Treasury Securities	—	55	—	55
Total Short-Term Investments	31,118	55	—	31,173
Foreign Currency Forward Exchange Contracts	—	322	—	322
Futures Contracts	1,227	—	—	1,227
Interest Rate Swap Agreements	—	326	—	326
Total Return Swap Agreements	—	59	—	59
Credit Default Swap Agreement	—	2	—	2
Total Assets	102,079	89,909	—	191,988
Liabilities:	—	(520)	—	(520)
Foreign Currency Forward Exchange Contracts
Futures Contracts	(192)	—	—	(192)
Interest Rate Swap Agreements	—	(32)	—	(32)
Total Return Swap Agreements	—	(662)	—	(662)
Credit Default Swap Agreements	—	(19)	—	(19)
Total Liabilities	(192)	(1,233)	—	(1,425)
Total	$101,887	$88,676	$—	$190,563

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$1,806	$—	$—	$1,806
Aerospace	5,561	—	—	5,561
Automobiles	5,954	—	—	5,954
Back Office Support, HR & Consulting	11,264	—	—	11,264
Beverage: Soft Drinks	5,019	—	—	5,019
Biotechnology	1,366	—	—	1,366
Building Materials	2,461	—	—	2,461
Computer Services, Software & Systems	52,592	—	—	52,592
Computer Technology	838	—	—	838
Consumer Lending	4,739	—	—	4,739
Consumer Services: Miscellaneous	1,254	—	2,914	4,168
Diversified Retail	5,876	—	—	5,876
Electronic Components	1,400	—	—	1,400
Electronic Entertainment	1,198	—	—	1,198
Energy Equipment	852	—	—	852
Entertainment	—	—	1,749	1,749
Environmental, Maintenance & Security Services	1,856	4,895	—	6,751
Financial Data & Systems	5,094	—	—	5,094
Foods	10,104	—	—	10,104
Health Care Services	7,184	—	—	7,184
Hotel/Motel	—	5,561	—	5,561
Insurance: Property-Casualty	8,541	—	—	8,541
Leisure Time	1,919	—	—	1,919
Machinery: Industrial	2,445	—	—	2,445
Medical Equipment	20,328	—	—	20,328
Oil: Crude Producers	1,991	—	—	1,991
Pharmaceuticals	6,756	—	—	6,756
Radio & TV Broadcasters	1,048	—	—	1,048
Restaurants	9,701	—	—	9,701
Specialty Retail	—	907	—	907
Telecommunications Equipment	6,167	—	—	6,167
Textiles, Apparel & Shoes	5,053	2,262	—	7,315
Total Common Stocks	190,367	13,625	4,663	208,655
Preferred Stocks	—	—	1,665	1,665
Convertible Preferred Stocks	—	—	309	309
Call Options Purchased	—	191	—	191
Short-Term Investments
Investment Company	18,123	—	—	18,123
Repurchase Agreements	—	1,763	—	1,763
Total Short-Term Investments	18,123	1,763	—	19,886
Total Assets	$208,490	$15,579	$6,637	$230,706

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,071	$1,124	$230
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	—
Change in unrealized appreciation (depreciation)	592	541	79
Realized gains (losses)	—	—	—
Ending Balance	$4,663	$1,665	$309

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2014	$592	$541	$79

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted		Valuation from an
	March 31, 2014 (000)	Technique	Input	Range				Average		Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$29	Asset Approach	Net Tangible Assets	$0.00		$0.00		$0.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.2	x	6.5	x	1.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$6.88		$6.88		$6.88		Increase

Preferred Stocks	$1,267	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase

Consumer Services: Miscellaneous
Common Stock	$2,914	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
Convertible Preferred Stock	$280

Diversified Retail
Preferred Stock	$398	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947		$22.947		$22.947		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	7.5	x	5.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Entertainment
Common Stock	$1,749	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0	x	7.9	x	5.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$91,039	$—	$—	$91,039
Diversified	39,728	—	—	39,728
Health Care	48,878	—	—	48,878
Industrial	16,900	—	11,540	28,440
Lodging/Resorts	54,878	—	—	54,878
Manufactured Homes	7,703	—	—	7,703
Mixed Industrial/Office	12,100	—	—	12,100
Office	40,373	—	4,221	44,594
Regional Malls	112,738	—	—	112,738
Retail Free Standing	6,835	—	—	6,835
Self Storage	27,971	—	—	27,971
Shopping Centers	32,633	—	—	32,633
Total Common Stocks	491,776	—	15,761	507,537
Short-Term Investment - Investment Company	13,634	—	—	13,634
Total Assets	$505,410	$—	$15,761	$521,171

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$16,132
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(376)
Change in unrealized appreciation/depreciation	5
Realized gains (losses)	—
Ending Balance	$15,761

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$5

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

	Fair Value at	Valuation	Unobservable
	March 31, 2014 (000)	Technique	Input
Industrial
Common Stocks	$11,540	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,221	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$580	$—	$—		$580
Asset Management & Custodian	945	496	—		1,441
Back Office Support, HR & Consulting	2,113	—	—		2,113
Beverage: Brewers & Distillers	68	—	—		68
Biotechnology	151	—	—		151
Casino & Gambling	—	171	—		171
Cement	199	—	—		199
Chemicals: Specialty	66	—	—		66
Computer Services, Software & Systems	3,581	—	—		3,581
Computer Technology	103	—	—		103
Consumer Services: Miscellaneous	300	—	—		300
Diversified Financial Services	364	64	—		428
Diversified Retail	213	—	—		213
Drug & Grocery Store Chains	68	382	—		450
Electronic Components	213	—	—		213
Electronic Entertainment	72	—	—		72
Electronics	140	—	—		140
Financial Data & Systems	266	—	—		266
Foods	159	—	—		159
Health Care Services	1,777	—	—		1,777
Household Equipment & Products	157	—	—		157
Leisure Time	540	—	—		540
Oil: Crude Producers	171	—	—		171
Pharmaceuticals	101	—	—		101
Production Technology Equipment	194	—	—		194
Real Estate Services	207	—	—		207
Restaurants	1,721	—	—		1,721
Shipping	91	—	—		91
Specialty Retail	709	—	—		709
Transportation Miscellaneous	291	—	—		291
Utilities: Electrical	—	—	—	†	—	†
Utilities: Telecommunications	115	—	—		115
Total Common Stocks	15,675	1,113	—	†	16,788
Preferred Stocks	—	615	30		645
Convertible Preferred Stocks	—	2,270	—	@	2,270
Promissory Notes	—	—	19		19
Short-Term Investments
Investment Company	1,839	—	—		1,839
Repurchase Agreements	—	378	—		378
Total Short-Term Investments	1,839	378	—		2,217
Total Assets	$17,514	$4,376	$49	†	$21,939

†	Includes one security which is valued at zero.
@	Value is less than $500

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$—	†	$249	$—	@	$19
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		(615)	—		—
Change in unrealized appreciation/depreciation	—		396	—	@	—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$30	$—	@	$19

Net change in unrealized appreciation/depreciation from investments still held as of March 31,2014	$—		$396	$—	@	$—

†    Includes one security which was valued at zero.

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

Impact to
Fair Value at	Valuation	Unobservable	Weighted	Valuation from an
March 31, 2014 (000)	Technique	Input	Range	Average	Increase in Input
Computer Services, Software & Systems
Preferred Stock	$28	Market Transaction	Precedent Transaction	$4.18	$4.18	$4.18	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	15.0%	14.0%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	2.9	x	9.9	x	6.0	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Preferred Stock - Escrow	$2	Discount for Escrow	42.7%	42.7%	42.7%	Decrease

Promissory Note	$19	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00	$100.00	$100.00	Increase
Cost of Debt	12.1%	12.1%	12.1%	Decrease
Valuation as a Percentage of Principal	88.4%	88.4%	88.4%	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Asset Management & Custodian	$3,039	$—	$—	$3,039
Automobiles	6,160	—	—	6,160
Back Office Support, HR & Consulting	2,939	—	—	2,939
Beverage: Soft Drinks	2,642	—	—	2,642
Biotechnology	1,163	—	—	1,163
Cable Television Services	1,835	3,468	—	5,303
Computer Services, Software & Systems	55,107	—	—	55,107
Computer Technology	5,765	—	—	5,765
Diversified Media	810	—	—	810
Diversified Retail	16,677	—	—	16,677
Energy Equipment	903	—	—	903
Enviromental, Maintenance, and Security Services	—	2,995	—	2,995
Fertilizers	5,025	—	—	5,025
Financial Data & Systems	17,465	—	—	17,465
Foods	5,704	—	—	5,704
Health Care Services	1,872	—	—	1,872
Hotel/Motel	—	5,064	—	5,064
Insurance: Multi-Line	1,971	—	—	1,971
Insurance: Property-Casualty	6,634	—	—	6,634
Leisure Time	8,627	—	—	8,627
Medical Equipment	18,082	—	—	18,082
Oil: Crude Producers	1,941	—	—	1,941
Pharmaceuticals	9,192	—	—	9,192
Publishing	2,995	—	—	2,995
Radio & TV Broadcasters	736	—	—	736
Restaurants	4,515	—	—	4,515
Semiconductors & Components	2,164	—	—	2,164
Specialty Retail	2,029	—	—	2,029
Telecommunications Equipment	6,089	—	—	6,089
Textiles, Apparel & Shoes	—	5,000	—	5,000
Total Common Stocks	192,081	16,527	—	208,608
Preferred Stock	—	—	485	485
Call Options Purchased	—	189	—	189
Short-Term Investments
Repurchase Agreements	—	1,174	—	1,174
Investment Company	11,334	—	—	11,334
Total Short-Term Investments	11,334	1,174	—	12,508
Total Assets	$203,415	$17,890	$485	$221,790

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Convertible Preferred Stock (000)
Beginning Balance	$—
Purchases	485
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$485

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Consumer Services: Miscellaneous
Preferred Stock	$485	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Franchise	Global Real Estate	Global Tactical Asset Allocation	Mid Cap Growth	Small Company Growth	Growth
$248,499,000	$38,107,000	$48,781,000	$31,840,000	$13,625,000	$1,049,000	$16,527,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. A security that was valued using other significant observable inputs at December 31, 2013 was valued using unadjusted quoted prices at March 31, 2014. The value of the transfer was approximately as follows:

Emerging Markets Equity
$1,608,000

At March 31, 2014, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2013 and was valued using other significant observable inputs at March 31, 2014. The value of the transfer was approximately as follows:

Small Company Growth
$615,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014